UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s: Prudential Jennison Focused Growth Fund FKA Prudential Jennison Select Growth Fund, Prudential QMA Global Tactical Allocation Fund, Prudential QMA Strategic Value Fund and Prudential Unconstrained Bond Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2017

Date of reporting period:	2/28/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL JENNISON FOCUSED GROWTH FUND

(Formerly known as Prudential Jennison Select Growth Fund)

ANNUAL REPORT

FEBRUARY 28, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

Highlights

PRUDENTIAL JENNISON FOCUSED GROWTH FUND

•

Security selection was strong in the consumer discretionary sector. Amazon.com benefited from strong execution, long-term revenue growth, margin-expansion potential, and development of a meaningfully important business opportunity in cloud infrastructure.

•

In information technology, Apple’s strength reflects the proliferation of the iOS platform across mobile phone, tablet, and personal computer landscapes as well as the financial power and attractive margins of the company’s hardware products.

•

Hurt by the US election’s focus on drug pricing earlier in the period, higher-growth, and therefore higher-valuation, health care stocks—including Alexion Pharmaceuticals (blood and metabolic disorders) and Vertex Pharmaceuticals (cystic fibrosis)—lagged despite a rebound post-election as concerns abated somewhat.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We are proud to announce that Prudential Investments will be known as PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe.

In addition, to more accurately reflect the specific objective of the Prudential Jennison Select Growth Fund, we have changed the name to the Prudential Jennison Focused Growth Fund. This report covers Fund performance for the 12-month period ended February 28, 2017.

The reporting period was dominated by headline events. Most prominent was the surprising end to a dramatic US election season, as Donald Trump was elected 45th president of the US. In the wake of the election, investor sentiment was positive for both the economy and the markets in anticipation of a more pro-business environment under a Trump-led Administration. Another major headline event was Brexit—the term used to represent Britain’s decision to leave the European Union. This referendum raised further economic and political uncertainty over the future of existing trade and commerce agreements. Meanwhile, the US economy’s recovery strengthened as labor markets tightened.

Equity markets in the US reached new highs as stocks experienced powerful gains after the US election, as equity investors appeared to believe that the new administration would quickly implement measures to boost growth. European stocks generally advanced as the euro zone economy continued to experience slow growth. Most Asian markets gained. In aggregate, emerging markets turned in very strong results.

In a move widely anticipated by the markets, the Federal Reserve raised its federal funds rate by 0.25% during its December 2016 policy meeting. Shortly after the reporting period on March 15, the Federal Reserve decided to hike rates by 0.25%. Additional rate hikes are planned for 2017. Overall, fixed income markets experienced mixed returns, as rising interest rates and concerns over potential inflation jolted bond markets later in the period.

Given the uncertainty in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Focused Growth Fund

April 14, 2017

Prudential Jennison Focused Growth Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/17
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	18.05	73.32	130.06	—
Class B	17.22	66.89	113.43	—
Class C	17.12	66.96	113.29	—
Class Q	18.38	N/A	N/A	69.50 (5/3/12)
Class Z	18.34	75.47	135.93	—
Russell 1000® Growth Index	22.15	90.81	138.19	—
S&P 500 Index	24.95	92.51	108.21	—
Lipper Large-Cap Growth Funds Average	19.85	77.84	115.35	—

Average Annual Total Returns (With Sales Charges) as of 2/28/17
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	11.56	10.37	8.08	—
Class B	12.22	10.65	7.88	—
Class C	16.12	10.80	7.87	—
Class Q	18.38	N/A	N/A	11.55 (5/3/12)
Class Z	18.34	11.90	8.96	—
Russell 1000® Growth Index	22.15	13.79	9.07	—
S&P 500 Index	24.95	14.00	7.61	—
Lipper Large-Cap Growth Funds Average	19.85	12.15	7.89	—

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Average Annual Total Returns (Without Sales Charges) as of 2/28/17
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	18.05	11.63	8.69	—
Class B	17.22	10.79	7.88	—
Class C	17.12	10.80	7.87	—
Class Q	18.38	N/A	N/A	11.55 (5/3/12)
Class Z	18.34	11.90	8.96	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Jennison Focused Growth Fund (Class A shares) with a similar investment in the Russell 1000 Growth Index and the S&P 500 Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (February 28, 2007) and the account values at the end of the current fiscal year (February 28, 2017) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, Q, and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Prudential Jennison Focused Growth Fund	5

Your Fund’s Performance (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The cumulative total return for the Russell 1000 Growth Index measured from the month-end closest to the inception date through 2/28/17 is 85.02% for Class Q shares. The average annual total return for the Russell 1000 Growth Index measured from the month-end closest to the inception date through 2/28/17 is 13.58% for Class Q shares.

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S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to the inception date through 2/28/17 is 87.56% for Class Q shares. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date through 2/28/17 is 13.90% for Class Q shares.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date through 2/28/17 is 72.31% for Class Q shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 2/28/17 is 11.87% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/17 (%)
Apple, Inc., Technology Hardware, Storage & Peripherals	6.1
Amazon.com, Inc., Internet & Direct Marketing Retail	6.1
Microsoft Corp., Software	4.5
Facebook, Inc., (Class A Stock), Internet Software & Services	4.4
Alibaba Group Holding Ltd. (China), ADR, Internet Software & Services	3.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/17 (%)
Internet Software & Services	17.6
Software	12.9
Internet & Direct Marketing Retail	11.6
Biotechnology	8.2
IT Services	6.6

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Focused Growth Fund	7

Strategy and Performance Overview

How did the Fund perform?

The Prudential Jennison Focused Growth Fund’s Class A shares gained 18.05% in the 12 months ended February 28, 2017. In the same period, the Russell 1000 Growth Index (the Index) rose 22.15%, the S&P 500 Index increased 24.95%, and the Lipper Large-Cap Growth Funds Average gained 19.85%.

What was the market environment?

•

Factors contributing to market volatility in the period included fears of slowing global economic growth; uncertainty about the course of future US Federal Reserve monetary tightening; Brexit, the United Kingdom’s vote to leave the European Union; and the highly unconventional US presidential election.

•

Risk aversion affected how investors valued different securities. Low-volatility/high-dividend-paying stocks were significant drivers of market returns early in the period with dividend-paying and other “safety” stocks outperforming, and stocks of higher-growth companies, such as those held in the Fund, generally underperforming.

•

Gradually improving economic conditions in many major economies of the world, especially the United States, drove a steady improvement in business sentiment, activity levels, and equity markets in the second half of the period.

•

US equity markets received an additional boost after the election as investors speculated about potential policy initiatives of the new administration, which were expected to favor companies that would benefit from a less onerous regulatory environment, lower corporate tax rates, and infrastructure and defense spending.

What worked?

•	Security selection was strong in the consumer discretionary sector.

•	Amazon.com benefited from strong execution, long-term revenue growth, margin-expansion potential, and development of a meaningfully important business opportunity in cloud infrastructure.

•

On-demand streaming media network Netflix’s strong subscriber growth reflected the appeal of the company’s original programming. Jennison believes a shift toward exclusive deals and original content, increasing pricing power, international expansion, and scale advantage have strengthened the company’s long-term competitive positioning.

•	In information technology:

•

Apple’s strength reflects the proliferation of the iOS platform across mobile phone, tablet, and personal computer landscapes as well as the financial power and attractive margins of the company’s hardware products.

•	Semiconductor maker Nvidia has transformed itself from a personal-computer-centric graphics provider to a company focused on key high-growth markets where it is

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leveraging its graphics expertise to offer high-value-added solutions: gaming (where it has dominant market share), automotive, high-performance computing (HPC), and cloud and enterprise.

•

Internet-based social platform Facebook rose on strong revenues and user growth. The company continues to solidify its dominant position, increasing its appeal to both users and advertisers. Long-term, largely untapped, growth drivers include Instagram, WhatsApp, and Messenger.

•

Tencent Holdings, China’s largest and most visited Internet service portal, continues to perform well, fundamentally driven by its dominant position in China’s online gaming and instant messaging markets and its growing advertising and payment service efforts. Through recent acquisitions, Tencent is also China’s leading online music provider.

•

Jennison believes Alibaba, one of the world’s largest e-commerce companies with dominant market share in China, offers an attractive opportunity to invest in the long-term growth of the Chinese e-commerce market.

•

Financials positions, including Goldman Sachs, benefited as the market reacted favorably to the new US administration, which is widely thought to favor a less onerous regulatory environment. Jennison believes Goldman’s strong capital base and leading global positions in investment banking, capital markets, trading, and asset management provide attractive exposure to long-term global economic expansion.

What didn’t work?

•

Hurt by the US election’s focus on drug pricing earlier in the period, higher-growth, and therefore higher-valuation, health care stocks—including Alexion Pharmaceuticals (blood and metabolic disorders) and Vertex Pharmaceuticals (cystic fibrosis)—lagged despite a rebound post-election as concerns abated somewhat.

•	Bristol-Myers Squibb declined on disappointing clinical data from its immuno-oncology program.

•	Allergan, which has grown through acquisitions, was affected by regulatory changes that threatened to remove tax benefits of mergers between US and offshore companies.

•	In consumer discretionary:

•

Nike continued to generate impressive earnings and revenue on the strength of its execution and the Nike brand. However, gross margins and US futures (nonrefundable retail orders for fixed-price, discounted merchandise for future delivery) were disappointing.

•	In information technology:

•	Qualcomm, which makes chips used in cellphones, fell on new and ongoing antitrust litigation.

Prudential Jennison Focused Growth Fund	9

Strategy and Performance Overview (continued)

The percentage points shown in the tables identify each security’s positive or negative contribution to the Fund’s return, which is the sum of all contributions by individual holdings.

Top Contributors (%)		Top Detractors (%)
Amazon.com, Inc.	3.11	Allergan plc.	–0.80
Apple, Inc.	1.82	Nike, Inc.	–0.53
Nvidia Corp.	1.61	Bristol-Myers Squibb Co.	–0.36
Facebook, Inc.	1.36	Qualcomm Co.	–0.35
Tencent Holdings Ltd.	1.26	Kroger Co.	–0.34

Current outlook

•	Long-term investing in companies with well-above-average growth rates and unique, market-leading products and services remains Jennison’s focus.

•	Jennison expects the Fund’s aggregate EPS (earnings-per-share) growth in 2017 to once again outpace EPS growth for the S&P 500 Index.

•	With a modest price-to-earnings ratio premium, the Fund is currently at the low end of its historical valuation range relative to the S&P 500 and Russell 1000 Growth indexes.

•	In the past, the Fund has performed well when its relative valuation has been low and its above-average earnings growth has been clear.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2017. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Jennison Focused Growth Fund	11

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Focused Growth Fund		Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,072.00	1.24%	$6.37
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
Class B	Actual	$1,000.00	$1,068.70	1.99%	$10.21
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class C	Actual	$1,000.00	$1,068.80	1.99%	$10.21
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class Q	Actual	$1,000.00	$1,073.90	0.99%	$5.09
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class Z	Actual	$1,000.00	$1,073.80	0.99%	$5.09
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2017, and divided by the 365 days in the Fund’s fiscal year ended February 28, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the 12-month period ended February 28, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.49	1.24
B	2.18	1.99
C	2.19	1.99
Q	1.01	0.99
Z	1.18	0.99

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Focused Growth Fund	13

Portfolio of Investments

as of February 28, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS

Air Freight & Logistics 1.4%
FedEx Corp.	23,466	$4,528,469

Automobiles 1.2%
Tesla, Inc.*(a)	15,688	3,921,843

Banks 1.6%
JPMorgan Chase & Co.	56,533	5,123,021

Beverages 1.0%
Monster Beverage Corp.*	82,804	3,431,398

Biotechnology 8.2%
Alexion Pharmaceuticals, Inc.*	47,990	6,298,688
BioMarin Pharmaceutical, Inc.*	43,457	4,081,916
Celgene Corp.*	89,840	11,096,138
Shire PLC, ADR	29,039	5,247,347

		26,724,089

Capital Markets 2.4%
Goldman Sachs Group, Inc. (The)	31,853	7,901,455

Communications Equipment 1.3%
Palo Alto Networks, Inc.*	27,390	4,160,541

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	43,368	7,683,942

Hotels, Restaurants & Leisure 3.0%
Marriott International, Inc. (Class A Stock)	113,680	9,889,023

Internet & Direct Marketing Retail 11.6%
Amazon.com, Inc.*	23,347	19,729,149
Netflix, Inc.*	68,474	9,732,209
Priceline Group, Inc. (The)*	4,768	8,220,652

		37,682,010

Internet Software & Services 17.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	108,599	11,174,837
Alphabet, Inc. (Class A Stock)*	12,467	10,533,742
Alphabet, Inc. (Class C Stock)*	12,767	10,509,922
Facebook, Inc. (Class A Stock)*	105,805	14,340,810
Tencent Holdings Ltd. (China)	399,005	10,588,382

		57,147,693

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	15

Portfolio of Investments (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (continued)

IT Services 6.6%
Mastercard, Inc. (Class A Stock)	98,661	$10,898,094
Visa, Inc. (Class A Stock)	118,898	10,455,890

		21,353,984

Machinery 1.3%
Parker-Hannifin Corp.	26,500	4,103,260

Media 2.0%
Charter Communications, Inc. (Class A Stock)*	20,507	6,624,991

Oil, Gas & Consumable Fuels 3.2%
Concho Resources, Inc.*	46,308	6,133,495
EOG Resources, Inc.	45,217	4,385,597

		10,519,092

Pharmaceuticals 2.4%
Allergan PLC	31,501	7,712,075

Road & Rail 1.1%
CSX Corp.	72,631	3,526,961

Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc.	43,109	3,531,920
Broadcom Ltd.	28,542	6,020,364
NVIDIA Corp.	73,730	7,482,121

		17,034,405

Software 12.9%
Adobe Systems, Inc.*	88,901	10,520,544
Microsoft Corp.	230,063	14,719,431
salesforce.com, Inc.*	90,165	7,334,923
Splunk, Inc.*	73,093	4,512,031
Workday, Inc. (Class A Stock)*	61,229	5,077,721

		42,164,650

Specialty Retail 3.3%
Industria de Diseno Textil SA (Spain), ADR	374,625	5,994,000
O’Reilly Automotive, Inc.*	17,044	4,631,025

		10,625,025

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (continued)

Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	145,417	$19,920,675

Textiles, Apparel & Luxury Goods 4.1%
adidas AG (Germany), ADR	80,179	6,716,595
NIKE, Inc. (Class B Stock)	114,235	6,529,673

		13,246,268

TOTAL LONG-TERM INVESTMENTS (cost $208,534,303)		325,024,870

SHORT-TERM INVESTMENTS 5.1%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	1,189,125	1,189,125
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $15,405,095; includes $15,395,208 of cash collateral for securities on loan)(b)(c)	15,403,092	15,407,713

TOTAL SHORT-TERM INVESTMENTS (cost $16,594,220)(Note 3)		16,596,838

TOTAL INVESTMENTS 105.0% (cost $225,128,523)(Note 5)		341,621,708
Liabilities in excess of other assets (5.0)%		(16,144,737)

NET ASSETS 100.0%		$325,476,971

The following abbreviations are used in the annual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,072,494; cash collateral of $15,395,208 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	17

Portfolio of Investments (continued)

as of February 28, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$4,528,469	$—	$—
Automobiles	3,921,843	—	—
Banks	5,123,021	—	—
Beverages	3,431,398	—	—
Biotechnology	26,724,089	—	—
Capital Markets	7,901,455	—	—
Communications Equipment	4,160,541	—	—
Food & Staples Retailing	7,683,942	—	—
Hotels, Restaurants & Leisure	9,889,023	—	—
Internet & Direct Marketing Retail	37,682,010	—	—
Internet Software & Services	46,559,311	10,588,382	—
IT Services	21,353,984	—	—
Machinery	4,103,260	—	—
Media	6,624,991	—	—
Oil, Gas & Consumable Fuels	10,519,092	—	—
Pharmaceuticals	7,712,075	—	—
Road & Rail	3,526,961	—	—
Semiconductors & Semiconductor Equipment	17,034,405	—	—
Software	42,164,650	—	—
Specialty Retail	10,625,025	—	—
Technology Hardware, Storage & Peripherals	19,920,675	—	—
Textiles, Apparel & Luxury Goods	13,246,268	—	—
Affiliated Mutual Funds	16,596,838	—	—

Total	$331,033,326	$10,588,382	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

18

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2017 were as follows (unaudited):

Internet Software & Services	17.6%
Software	12.9
Internet & Direct Marketing Retail	11.6
Biotechnology	8.2
IT Services	6.6
Technology Hardware, Storage & Peripherals	6.1
Semiconductors & Semiconductor Equipment	5.2
Affiliated Mutual Funds (including 4.7% of collateral for securities on loan)	5.1
Textiles, Apparel & Luxury Goods	4.1
Specialty Retail	3.3
Oil, Gas & Consumable Fuels	3.2
Hotels, Restaurants & Leisure	3.0
Capital Markets	2.4
Pharmaceuticals	2.4%
Food & Staples Retailing	2.4
Media	2.0
Banks	1.6
Air Freight & Logistics	1.4
Communications Equipment	1.3
Machinery	1.3
Automobiles	1.2
Road & Rail	1.1
Beverages	1.0

105.0
Liabilities in excess of other assets	(5.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$15,072,494	$(15,072,494)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	19

Statement of Assets & Liabilities

as of February 28, 2017

Assets
Investments at value, including securities on loan of $15,072,494:
Unaffiliated investments (cost $208,534,303)	$325,024,870
Affiliated investments (cost $16,594,220)	16,596,838
Cash	14,137
Dividends receivable	251,027
Receivable for Fund shares sold	131,499
Tax reclaim receivable	44,326
Prepaid expenses	1,972

Total Assets	342,064,669

Liabilities
Payable to broker for collateral for securities on loan	15,395,208
Payable for Fund shares reacquired	686,755
Management fee payable	174,796
Accrued expenses and other liabilities	156,054
Distribution fee payable	76,032
Payable for investments purchased	58,036
Affiliated transfer agent fee payable	40,160
Deferred trustees’ fees	518
Loan interest payable	139

Total Liabilities	16,587,698

Net Assets	$325,476,971

Net assets were comprised of:
Shares of beneficial interest, at par	$26,586
Paid-in capital in excess of par	192,234,420

192,261,006
Accumulated net investment loss	(206,756)
Accumulated net realized gain on investment and foreign currency transactions	16,929,536
Net unrealized appreciation on investments and foreign currencies	116,493,185

Net assets, February 28, 2017	$325,476,971

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share ($176,300,179 ÷ 14,196,120 shares of beneficial interest issued and outstanding)	$12.42
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.14

Class B
Net asset value, offering price and redemption price per share ($7,114,291 ÷ 677,039 shares of beneficial interest issued and outstanding)	$10.51

Class C
Net asset value, offering price and redemption price per share ($47,094,794 ÷ 4,485,693 shares of beneficial interest issued and outstanding)	$10.50

Class Q
Net asset value, offering price and redemption price per share ($593,706 ÷ 45,259 shares of beneficial interest issued and outstanding)	$13.12

Class Z
Net asset value, offering price and redemption price per share ($94,374,001 ÷ 7,181,460 shares of beneficial interest issued and outstanding)	$13.14

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	21

Statement of Operations

Year Ended February 28, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $76,009)	$2,280,863
Income from securities lending, net (including affiliated income of $132,073)	296,581
Affiliated dividend income	17,378

Total income	2,594,822

Expenses
Management fee	3,130,854
Distribution fee—Class A	553,019
Distribution fee—Class B	87,391
Distribution fee—Class C	502,317
Transfer agent’s fees and expenses (including affiliated expense of $200,300)	679,000
Registration fees	95,000
Custodian and accounting fees (net of $1,800 fee credit)	81,000
Shareholders’ reports	41,000
Audit fee	28,000
Legal fees and expenses	20,000
Trustees’ fees	16,000
Commitment fee on syndicated credit agreement	9,000
Loan interest expense	4,525
Insurance expenses	4,000
Miscellaneous	15,128

Total expenses	5,266,234
Less: Expense waiver and/or expense reimbursement	(674,829)
Distribution fee waiver—Class A	(92,175)

Net expenses	4,499,230

Net investment income (loss)	(1,904,408)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $565)	46,359,330
Foreign currency transactions	(282)

46,359,048

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $2,618)	12,400,314

Net gain (loss) on investment and foreign currency transactions	58,759,362

Net Increase (Decrease) In Net Assets Resulting From Operations	$56,854,954

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

	Year Ended February 28,
	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,904,408)	$(2,493,953)
Net realized gain (loss) on investment and foreign currency transactions	46,359,048	28,505,674
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,400,314	(53,178,210)

Net increase (decrease) in net assets resulting from operations	56,854,954	(27,166,489)

Distributions from net realized gains (Note 1)
Class A	(17,970,931)	(23,932,259)
Class B	(968,996)	(1,455,814)
Class C	(5,518,118)	(6,974,340)
Class Q	(49,624)	(29,015)
Class Z	(8,731,082)	(11,439,387)

	(33,238,751)	(43,830,815)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	43,963,487	91,333,959
Net asset value of shares issued in reinvestment of dividends and distributions	31,244,239	40,908,209
Cost of shares reacquired	(122,584,770)	(99,375,649)

Net increase (decrease) in net assets from Fund share transactions	(47,377,044)	32,866,519

Total increase (decrease)	(23,760,841)	(38,130,785)

Net Assets:
Beginning of year	349,237,812	387,368,597

End of year	$325,476,971	$349,237,812

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	23

Notes to Financial Statements

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of six funds: Prudential Jennison Focused Growth Fund (the “Fund”) (formerly known as Prudential Jennison Select Growth Fund), Prudential Global Absolute Return Bond Fund, Prudential QMA Strategic Value Fund, Prudential Real Assets Fund, Prudential QMA Global Tactical Allocation Fund and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential Jennison Focused Growth Fund, a non-diversified Fund. The financial statements of the Prudential Global Absolute Return Bond Fund, Prudential QMA Strategic Value Fund, Prudential Real Assets Fund, Prudential QMA Global Tactical Allocation Fund and Prudential Unconstrained Bond Fund are not presented herein.

The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

24

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Jennison Focused Growth Fund	25

Notes to Financial Statements (continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of

26

collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Pursuant to the repositioning of the money market fund as an ultra-short bond fund, for the period March 31, 2016 through July 18, 2016 the collateral was invested in an ultra-short bond fund. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with

Prudential Jennison Focused Growth Fund	27

Notes to Financial Statements (continued)

federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .90% of the Fund’s average daily net assets up to and including $1 billion and .85% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waiver and/or expense reimbursement was .90% for the year ended February 28, 2017. The effective management fee rate, net of waivers and/or expense reimbursement was .71%.

PGIM Investments has contractually agreed through June 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .99% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance

28

with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed through June 30, 2018 to limit such expenses to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $116,111 in front-end sales charges resulting from sales of Class A shares, during the year ended February 28, 2017. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended February 28, 2017, it received $21,860 and $6,488 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Effective July 7, 2016, the Board replaced PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, as securities lending agent with a third party agent. Prior to July 7, 2016, PGIM, Inc. was the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. At the June 2016 meeting of the Board, the Board approved compensation to PGIM, Inc. related to securities lending activities. The payment was for services provided from February 5, 2016 to July 5, 2016 and totaled approximately $14,594.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act,

Prudential Jennison Focused Growth Fund	29

Notes to Financial Statements (continued)

that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a series of Prudential Investments Portfolios 2, registered under the 1940 Act and managed by PI. For the period ended February 28, 2017, PGIM, Inc. was compensated $9,804 for managing the Fund’s securities lending cash collateral through its subadvisory services to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The cost of purchases and the proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the year ended February 28, 2017, were $198,717,516 and $262,691,753, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present accumulated net investment loss, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to accumulated net investment loss, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par. For the year ended February 28, 2017, the adjustments were to decrease accumulated net investment loss by $2,052,402, increase accumulated net realized gain on investment and foreign currency transactions by $282 and decrease paid-in capital in excess of par by $2,052,684 due to net investment loss and differences in the treatment for book and tax purposes of certain transactions involving foreign securities and currencies. Net investment loss, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by these changes.

For the years ended February 28, 2017 and February 29, 2016, the tax character of dividends paid by the Fund were $33,238,751 and $43,830,815 of long-term capital gains, respectively.

As of February 28, 2017, the accumulated undistributed earnings on a tax basis was $18,381,673 of long-term capital gains. This differs from the amount shown on the

30

Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2017 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$226,580,660	$117,739,750	$(2,698,702)	$115,041,048

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Fund elected to treat certain late-year ordinary income losses of approximately $206,000 as having been incurred in the following fiscal year (February 28, 2018).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The CDSC is waived for purchase by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Prudential Jennison Focused Growth Fund	31

Notes to Financial Statements (continued)

As of February 28, 2017, Prudential owned 1,292 Class Q shares of the Fund. At reporting period end, four shareholders of record held 29% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended February 28, 2017:
Shares sold	907,423	$11,183,185
Shares issued in reinvestment of dividends and distributions	1,478,942	17,289,514
Shares reacquired	(3,309,127)	(40,574,213)

Net increase (decrease) in shares outstanding before conversion	(922,762)	(12,101,514)
Shares issued upon conversion from other share class(es)	157,268	1,919,760
Shares reacquired upon conversion into other share class(es)	(646,875)	(7,983,561)

Net increase (decrease) in shares outstanding	(1,412,369)	$(18,165,315)

Year ended February 29, 2016:
Shares sold	2,320,749	$30,614,565
Shares issued in reinvestment of dividends and distributions	1,724,565	22,888,006
Shares reacquired	(2,865,346)	(37,889,821)

Net increase (decrease) in shares outstanding before conversion	1,179,968	15,612,750
Shares issued upon conversion from other share class(es)	270,136	3,668,539
Shares reacquired upon conversion into other share class(es)	(122,585)	(1,633,227)

Net increase (decrease) in shares outstanding	1,327,519	$17,648,062

Class B
Year ended February 28, 2017:
Shares sold	34,640	$356,366
Shares issued in reinvestment of dividends and distributions	78,209	778,033
Shares reacquired	(269,077)	(2,786,814)

Net increase (decrease) in shares outstanding before conversion	(156,228)	(1,652,415)
Shares reacquired upon conversion into other share class(es)	(130,895)	(1,363,730)

Net increase (decrease) in shares outstanding	(287,123)	$(3,016,145)

Year ended February 29, 2016:
Shares sold	190,642	$2,208,522
Shares issued in reinvestment of dividends and distributions	93,085	1,080,500
Shares reacquired	(103,525)	(1,201,455)

Net increase (decrease) in shares outstanding before conversion	180,202	2,087,567
Shares reacquired upon conversion into other share class(es)	(114,278)	(1,346,801)

Net increase (decrease) in shares outstanding	65,924	$740,766

32

Class C	Shares	Amount
Year ended February 28, 2017:
Shares sold	328,746	$3,402,251
Shares issued in reinvestment of dividends and distributions	490,233	4,873,053
Shares reacquired	(1,221,420)	(12,873,183)

Net increase (decrease) in shares outstanding before conversion	(402,441)	(4,597,879)
Shares reacquired upon conversion into other share class(es)	(210,745)	(2,238,681)

Net increase (decrease) in shares outstanding	(613,186)	$(6,836,560)

Year ended February 29, 2016:
Shares sold	1,231,905	$14,289,243
Shares issued in reinvestment of dividends and distributions	528,816	6,132,509
Shares reacquired	(552,058)	(6,339,864)

Net increase (decrease) in shares outstanding before conversion	1,208,663	14,081,888
Shares reacquired upon conversion into other share class(es)	(211,838)	(2,530,859)

Net increase (decrease) in shares outstanding	996,825	$11,551,029

Class Q
Year ended February 28, 2017:
Shares sold	44,872	$593,766
Shares issued in reinvestment of dividends and distributions	4,030	49,624
Shares reacquired	(21,600)	(286,640)

Net increase (decrease) in shares outstanding	27,302	$356,750

Year ended February 29, 2016:
Shares sold	495	$6,906
Shares issued in reinvestment of dividends and distributions	2,089	29,015
Shares reacquired	(2,481)	(34,219)

Net increase (decrease) in shares outstanding	103	$1,702

Class Z
Year ended February 28, 2017:
Shares sold	2,199,564	$28,427,919
Shares issued in reinvestment of dividends and distributions	667,621	8,254,015
Shares reacquired	(5,064,399)	(66,063,920)

Net increase (decrease) in shares outstanding before conversion	(2,197,214)	(29,381,986)
Shares issued upon conversion from other share class(es)	771,981	10,065,408
Shares reacquired upon conversion into other share class(es)	(30,687)	(399,196)

Net increase (decrease) in shares outstanding	(1,455,920)	$(19,715,774)

Year ended February 29, 2016:
Shares sold	3,285,371	$44,214,723
Shares issued in reinvestment of dividends and distributions	775,416	10,778,179
Shares reacquired	(3,825,848)	(53,910,290)

Net increase (decrease) in shares outstanding before conversion	234,939	1,082,612
Shares issued upon conversion from other share class(es)	169,356	2,355,088
Shares reacquired upon conversion into other share class(es)	(36,420)	(512,740)

Net increase (decrease) in shares outstanding	367,875	$2,924,960

Prudential Jennison Focused Growth Fund	33

Notes to Financial Statements (continued)

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund utilized the SCA during the year ended February 28, 2017. The average daily balance for the 79 days that the Fund had loans outstanding during the period was $1,101,608, borrowed at a weighted interest rate of 1.87%. The maximum loan balance outstanding during the period was $8,748,000. At February 28, 2017, the Fund did not have an outstanding loan balance.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the

34

new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential Jennison Focused Growth Fund	35

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$11.66	$14.16	$14.00	$10.07	$9.65
Income (loss) from investment operations:
Net investment income (loss)	(.06)	(.08)	(.06)	(.03)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.07	(.76)	1.09	4.04	.43
Total from investment operations	2.01	(.84)	1.03	4.01	.42
Less Distributions:
Distributions from net realized gains	(1.25)	(1.66)	(.87)	(.08)	-
Net asset value, end of year	$12.42	$11.66	$14.16	$14.00	$10.07
Total Return(b):	18.05%	(7.04)%	8.22%	39.86%	4.35%

Ratios/Supplemental Data:
Net assets, end of year (000)	$176,300	$182,001	$202,211	$227,259	$165,459
Average net assets (000)	$184,350	$199,640	$202,329	$187,950	$153,197
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.24%	1.24%	1.24%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	1.49%	1.46%	1.47%	1.49%	1.53%
Net investment income (loss)	(.50)%	(.63)%	(.45)%	(.25)%	(.09)%
Portfolio turnover rate	58%	45%	40%	49%	61%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

36

Class B Shares
	Year Ended February 28/29,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$10.11	$12.58	$12.64	$9.16	$8.85
Income (loss) from investment operations:
Net investment income (loss)	(.13)	(.16)	(.14)	(.11)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.78	(.65)	.95	3.67	.39
Total from investment operations	1.65	(.81)	.81	3.56	.31
Less Distributions:
Distributions from net realized gains	(1.25)	(1.66)	(.87)	(.08)	-
Net asset value, end of year	$10.51	$10.11	$12.58	$12.64	$9.16
Total Return(b):	17.22%	(7.74)%	7.33%	38.91%	3.50%

Ratios/Supplemental Data:
Net assets, end of year (000)	$7,114	$9,752	$11,303	$12,905	$8,832
Average net assets (000)	$8,740	$10,537	$11,301	$10,095	$8,591
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	1.99%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	2.18%	2.16%	2.17%	2.19%	2.28%
Net investment income (loss)	(1.24)%	(1.38)%	(1.20)%	(1.00)%	(.86)%
Portfolio turnover rate	58%	45%	40%	49%	61%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	37

Financial Highlights (continued)

Class C Shares
	Year Ended February 28/29,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$10.11	$12.58	$12.63	$9.16	$8.84
Income (loss) from investment operations:
Net investment income (loss)	(.13)	(.16)	(.14)	(.11)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.77	(.65)	.96	3.66	.40
Total from investment operations	1.64	(.81)	.82	3.55	.32
Less Distributions:
Distributions from net realized gains	(1.25)	(1.66)	(.87)	(.08)	-
Net asset value, end of year	$10.50	$10.11	$12.58	$12.63	$9.16
Total Return(b):	17.12%	(7.74)%	7.42%	38.80%	3.62%

Ratios/Supplemental Data:
Net assets, end of year (000)	$47,095	$51,529	$51,585	$50,547	$37,911
Average net assets (000)	$50,235	$51,456	$48,358	$42,644	$36,957
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	1.99%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	2.19%	2.16%	2.17%	2.19%	2.28%
Net investment income (loss)	(1.25)%	(1.37)%	(1.19)%	(.99)%	(.86)%
Portfolio turnover rate	58%	45%	40%	49%	61%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

38

Class Q Shares
	Year Ended February 28/29,					May 3, 2012(a) through February 28,
	2017	2016	2015	2014		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$12.22	$14.73	$14.51	$10.41		$10.29
Income (loss) from investment operations:
Net investment income (loss)	(.04)	(.05)	(.03)	-	(g)	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.19	(.80)	1.12	4.18		.09
Total from investment operations	2.15	(.85)	1.09	4.18		.12
Less Distributions:
Distributions from net realized gains	(1.25)	(1.66)	(.87)	(.08)		-
Net asset value, end of period	$13.12	$12.22	$14.73	$14.51		$10.41
Total Return(c):	18.38%	(6.83)%	8.36%	40.19%		1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$594	$220	$263	$694		$257
Average net assets (000)	$424	$252	$286	$458		$159
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.99%	.98%	.99%	.99%		.99%	(e)
Expenses before waivers and/or expense reimbursement	1.01%	.98%	.99%	.99%		1.02%	(e)
Net investment income (loss)	(.29)%	(.37)%	(.20)%	(.03)%		.36%	(e)
Portfolio turnover rate	58%	45%	40%	49%		61%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	39

Financial Highlights (continued)

Class Z Shares
	Year Ended February 28/29,
	2017	2016	2015	2014		2013
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$12.24	$14.75	$14.52	$10.41		$9.95
Income (loss) from investment operations:
Net investment income (loss)	(.03)	(.05)	(.03)	-	(d)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.18	(.80)	1.13	4.19		.44
Total from investment operations	2.15	(.85)	1.10	4.19		.46
Less Distributions:
Distributions from net realized gains	(1.25)	(1.66)	(.87)	(.08)		-
Net asset value, end of year	$13.14	$12.24	$14.75	$14.52		$10.41
Total Return(b):	18.34%	(6.82)%	8.42%	40.29%		4.62%

Ratios/Supplemental Data:
Net assets, end of year (000)	$94,374	$105,737	$122,006	$112,282		$85,023
Average net assets (000)	$104,147	$102,181	$114,441	$89,247		$61,869
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.99%	.99%	.99%	.99%		.99%
Expenses before waivers and/or expense reimbursement	1.18%	1.16%	1.17%	1.19%		1.28%
Net investment income (loss)	(.24)%	(.38)%	(.19)%	-	(e)	.19%
Portfolio turnover rate	58%	45%	40%	49%		61%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Less than .005%.

See Notes to Financial Statements.

40

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 3:

We have audited the accompanying statement of assets and liabilities of Prudential Jennison Select Growth Fund (the “Fund”), one of the six series constituting Prudential Investment Portfolios 3, including the portfolio of investments, as of February 28, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 17, 2017

Prudential Jennison Focused Growth Fund	41

Federal Income Tax Information (unaudited)

We are advising you that during the year ended February 28, 2017, the Fund reports the maximum amount allowed per share but not less than $1.25 for Class A, B, C, Q and Z shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

In January 2018, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of distributions received by you in calendar year 2017.

42

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (59) Board Member Portfolios Overseen: 88	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (64) Board Member Portfolios Overseen: 88	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (64) Board Member Portfolios Overseen: 88	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Jennison Focused Growth Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (60) Board Member & Independent Chair Portfolios Overseen: 88	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (71) Board Member Portfolios Overseen: 88	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (73) Board Member & Independent Vice Chair Portfolios Overseen: 88	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (73) Board Member Portfolios Overseen: 88	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (54) Board Member & President Portfolios Overseen: 88	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (43) Board Member & Vice President Portfolios Overseen: 88	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (57) Board Member Portfolios Overseen: 86	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

(1) The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 2000; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Jennison Focused Growth Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (61) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (59) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (58) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (42) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Visit our website at pgiminvestments.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Andrew R. French (54) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Theresa C. Thompson (54) Deputy Chief Compliance Officer	Vice President, Compliance, PGIM Investments LLC (since April 2004); and Director, Compliance, PGIM Investments LLC (2001-2004).	Since 2008
Charles H. Smith (43) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since 2016
M. Sadiq Peshimam (53) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (58) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (49) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (55) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (48) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
∎	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

Prudential Jennison Focused Growth Fund

∎	“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Focused Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON FOCUSED GROWTH FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	SPFAX	SPFBX	SPFCX	PSGQX	SPFZX
CUSIP	74440K504	74440K603	74440K702	7444OK751	74440K868

MF500E

     PRUDENTIAL QMA STRATEGIC VALUE FUND

ANNUAL REPORT

FEBRUARY 28, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

Highlights

PRUDENTIAL QMA STRATEGIC VALUE FUND

•	The Fund added value from all sectors, with the exception of telecommunications.

•

The Fund’s strong security selection in the financials and industrials sectors contributed strongly to performance. In addition, the Fund benefited from holding overweight positions against the Russell 1000 Value Index (the Index) in the strong performing financials sector and underweight positions in the consumer staples and real estate sectors.

•	The Fund’s above-Index exposure to the underperforming telecommunication services sector detracted from performance.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for Prudential QMA Strategic Value Fund informative and useful. The report covers performance for the 12-month period ended February 28, 2017. We are proud to announce that Prudential Investments will be known as PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name is changing: the name of your Fund and its management and operation will not change.

The reporting period was dominated by headline events. Most prominent was the surprising end to a dramatic US election season, as Donald Trump was elected 45th president of the US. In the wake of the election, investor sentiment was positive for both the economy and the markets in anticipation of a more pro-business environment under a Trump-led Administration. Another major headline event was Brexit—the term used to represent Britain’s decision to leave the European Union. This referendum raised further economic and political uncertainty over the future of existing trade and commerce agreements. Meanwhile, the US economy’s recovery strengthened as labor markets tightened.

Equity markets in the US reached new highs as stocks experienced powerful gains after the US election, as equity investors appeared to believe that the new administration would quickly implement measures to boost growth. European stocks generally advanced as the euro-zone economy continued to experience slow growth. Most Asian markets gained. In aggregate, emerging markets turned in very strong results.

In a move widely anticipated by the markets, the Federal Reserve raised its Federal Funds rate by 0.25% during its December 2016 policy meeting. Shortly after the reporting period on March 15, the Federal Reserve decided to hike rates by 0.25%. Additional rate hikes are planned for 2017. Overall, fixed income markets experienced mixed returns, as rising interest rates and concerns over potential inflation jolted bond markets later in the period.

Given the uncertainty in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, build a diversified plan that’s right for you, and make adjustments when necessary.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Strategic Value Fund

April 14, 2017

Prudential QMA Strategic Value Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/17
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	35.04	88.81	75.11	—
Class B	34.04	82.01	62.62	—
Class C	34.08	81.90	62.52	—
Class R	34.69	N/A	N/A	18.62 (6/19/15)
Class Z	35.32	91.24	79.52	—
Russell 1000 Value Index	29.13	92.75	82.56	—
S&P 500 Index	24.95	92.51	108.21	—
Lipper Multi-Cap Value Funds Average*	28.29	79.12	77.25	—
Lipper Large-Cap Value Funds Average*	27.87	79.39	72.40	—

*The Fund is compared to the Lipper Large-Cap Value Funds Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Average Annual Total Returns (With Sales Charges) as of 2/28/17
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	27.61	12.28	5.17	—
Class B	29.04	12.60	4.98	—
Class C	33.08	12.71	4.98	—
Class R	34.69	N/A	N/A	10.57 (6/19/15)
Class Z	35.32	13.85	6.03	—
Russell 1000 Value Index	29.13	14.02	6.20	—
S&P 500 Index	24.95	14.00	7.61	—
Lipper Multi-Cap Value Funds Average*	28.29	12.29	5.78	—
Lipper Large-Cap Value Funds Average*	27.87	12.36	5.51	—

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Average Annual Total Returns (Without Sales Charges) as of 2/28/17
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	35.04	13.56	5.76	—
Class B	34.04	12.72	4.98	—
Class C	34.08	12.71	4.98	—
Class R	34.69	N/A	N/A	10.57 (6/19/15)
Class Z	35.32	13.85	6.03	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential QMA Strategic Value Fund (Class A shares) with a similar investment in the Russell 1000 Value Index and the S&P 500 Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (February 28, 2007) and the account values at the end of the current fiscal year (February 28, 2017) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, R, and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Prudential QMA Strategic Value Fund	5

Your Fund’s Performance (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The cumulative total return for the Russell 1000 Value Index measured from the month-end closest to the inception date through 2/28/17 is 18.47% for Class R shares. The average annual total return for the Russell 1000 Value Index measured from the month-end closest to the inception date through 2/28/17 is 10.70% for Class R shares.

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S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to the inception date through 2/28/17 is 18.77% for Class R shares. The average annual total return for the Russell 1000 Value Index measured from the month-end closest to the inception date through 2/28/17 is 10.87% for Class R shares.

Lipper Multi-Cap Value Funds Average—The Lipper Multi-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The cumulative total return for the Lipper Multi-Cap Value Funds Average measured from the month-end closest to the inception date through 2/28/17 is 13.79% for Class R shares. The average annual total return for the Lipper Multi-Cap Value Funds Average measured from the month-end closest to the inception date through 2/28/17 is 8.03% for Class R shares.

Lipper Large-Cap Value Funds Average—The Lipper Large-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The cumulative total return for the Lipper Large-Cap Value Funds Average measured from the month-end closest to the inception date through 2/28/17 is 14.61% for Class R shares. The average annual total return for the Lipper Large-Cap Value Funds Average measured from the month-end closest to the inception date through 2/28/17 is 8.51% for Class R shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/17 (%)
JPMorgan Chase & Co., Banks	3.6
Bank of America Corp., Banks	3.1
Wells Fargo & Co., Banks	2.8
AT&T, Inc., Diversified Telecommunication Services	2.7
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	2.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/17 (%)
Banks	17.3
Insurance	7.9
Oil, Gas & Consumable Fuels	7.7
Electric Utilities	6.1
Health Care Providers & Services	5.2

Industry weightings reflect only long-term investments and are subject to change.

Prudential QMA Strategic Value Fund	7

Strategy and Performance Overview

How did the Fund perform?

For the 12-month period ended February 28, 2017, the Prudential QMA Strategic Value Fund’s Class A shares returned 35.04%, outperforming the 29.13% return of the Russell 1000 Value Index, and outperforming the 28.29% return of the Lipper Multi-Cap Value Funds Average and the 27.87% return of the Lipper Large-Cap Value Funds Average.

What was the equity market environment?

•

Factors contributing to market volatility in the period included fears of slowing global economic growth and uncertainty about the course of future US Federal Reserve monetary tightening. Brexit, the United Kingdom’s vote to leave the European Union, and the unconventional US presidential election were headline events that affected market behavior.

•

During the period, risk aversion affected how investors valued different securities. Low-volatility/high-dividend-paying stocks were significant drivers of market returns early in the period with dividend-paying and other “safety” stocks outperforming, and stocks of higher-growth companies generally underperforming.

•

Gradually improving economic conditions in many major economies of the world, especially the US, drove a steady improvement in business sentiment, activity levels, and equity markets in the second half of the period.

•

US equity markets received an additional boost after the election as investors speculated about potential policy initiatives of the new administration, which were expected to favor companies that would benefit from a less onerous regulatory environment, lower corporate tax rates, and infrastructure and defense spending.

What worked?

•	The Fund added value from all sectors, with the exception of telecommunications.

•

The Fund’s security selection in the financials and industrials sectors contributed strongly to performance. In addition, the Fund benefited from holding overweight positions against the Index in the strong performing financials sector and underweight positions in the weaker performing consumer staples and real estate sectors.

•	Among the standouts in the financials sector were Bank of America Corporation, SunTrust Banks, Inc., and Morgan Stanley.

•	In industrials, the Fund benefitted from holding overweight positions in equipment manufacturer Joy Global Inc. and Southwest Airlines.

•

The Fund’s below-benchmark exposure to the consumer staples sector, which QMA’s quantitative model viewed as expensive, helped results overall. Also, not holding snack producer Mondelez International, Inc. and drug retailer Walgreens Boots Alliance Inc. contributed significantly to the Fund’s performance.

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•	In real estate, the Fund benefited most from the timely purchase of Senior Housing Properties Trust, and maintaining fewer holdings against the Index in GGP, Inc. and Equity Residential.

What didn’t work?

•	The Fund’s above-Index exposure to the underperforming telecommunication services sector detracted from performance.

•

In telecommunication services, the leading detractors were CenturyLink, Inc. and Verizon Communications Inc. in the integrated telecommunication services industry. Telephone and Data Systems, Inc. and United States Cellular Corporation were the significant detractors among holdings in the wireless telecommunication services industry.

The percentage points shown in the tables identify each security’s positive or negative contribution to the Fund’s return, which is the sum of all contributions by individual holdings.

Top Contributors (%)		Top Detractors (%)
Bank of America Corporation	0.46	First Solar, Inc.	–0.41
Morgan Stanley	0.44	CenturyLink, Inc.	–0.27
Newmont Mining Corporation	0.44	Mosaic Company	–0.25
Sprint Corp.	0.36	QEP Resources, Inc.	–0.25
SunTrust Banks, Inc.	0.34	Brookdale Senior Living Inc.	–0.24

Current outlook

In the fiscal year ended February 28, 2017, large-cap value stocks outperformed large-cap growth stocks. Within the Index, the outperformers were the less expensive stocks. As a result, this strategy, which focuses on deeper-valued stocks, outperformed the Index over the past 12 months. QMA believes that a successful investment strategy requires patience, discipline, and an unwavering focus on value. The Fund maintains its focus on stocks that have low prices relative to earnings, cash flow, and book value. Book value is the net asset value of a company, including the total value of assets minus intangible assets (patents, goodwill) and liabilities. QMA also believes the deeply discounted valuations of the stocks within the Fund present an opportunity for strong future performance.

Prudential QMA Strategic Value Fund	9

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2017. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on this page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

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paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Strategic Value Fund		Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,164.30	1.08%	$5.80
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class B	Actual	$1,000.00	$1,161.00	1.83%	$9.81
	Hypothetical	$1,000.00	$1,015.72	1.83%	$9.15
Class C	Actual	$1,000.00	$1,160.20	1.83%	$9.80
	Hypothetical	$1,000.00	$1,015.72	1.83%	$9.15
Class R	Actual	$1,000.00	$1,163.40	1.33%	$7.13
	Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66
Class Z	Actual	$1,000.00	$1,165.20	0.83%	$4.46
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2017, and divided by the 365 days in the Fund’s fiscal year ended February 28, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential QMA Strategic Value Fund	11

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the 12-month period ended February 28, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.29	1.07
B	1.99	1.82
C	1.99	1.82
R	1.74	1.32
Z	0.99	0.82

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of February 28, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS 99.3%

Aerospace & Defense 0.8%
Spirit AeroSystems Holdings, Inc. (Class A Stock)	53,000	$3,265,330

Airlines 3.1%
American Airlines Group, Inc.	19,200	890,112
Delta Air Lines, Inc.	62,300	3,110,639
JetBlue Airways Corp.*	36,300	724,548
Southwest Airlines Co.	56,500	3,265,700
Spirit Airlines, Inc.*	9,800	511,658
United Continental Holdings, Inc.*	50,000	3,704,500

		12,207,157

Auto Components 1.4%
Delphi Automotive PLC (United Kingdom)	34,700	2,641,711
Lear Corp.	20,500	2,910,795

		5,552,506

Automobiles 2.4%
Ford Motor Co.	360,800	4,520,824
General Motors Co.	127,000	4,678,680

		9,199,504

Banks 17.3%
Bank of America Corp.	481,905	11,893,415
BB&T Corp.	19,400	935,468
Citigroup, Inc.	108,493	6,488,966
East West Bancorp, Inc.	46,400	2,511,168
Fifth Third Bancorp	77,820	2,135,381
JPMorgan Chase & Co.	155,700	14,109,534
KeyCorp	77,800	1,460,306
PNC Financial Services Group, Inc. (The)	40,100	5,101,923
Regions Financial Corp.	168,100	2,566,887
SunTrust Banks, Inc.	65,500	3,896,595
U.S. Bancorp	94,700	5,208,500
Wells Fargo & Co.	187,699	10,864,018

		67,172,161

Building Products 0.8%
Owens Corning	53,700	3,140,913

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	13

Portfolio of Investments (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets 4.9%
Ameriprise Financial, Inc.	6,000	$789,000
Bank of New York Mellon Corp. (The)	57,700	2,719,978
Franklin Resources, Inc.	26,600	1,144,864
Goldman Sachs Group, Inc. (The)	24,900	6,176,694
Lazard Ltd. (Class A Stock)	14,500	624,370
Morgan Stanley	119,460	5,455,738
State Street Corp.	29,300	2,335,503

		19,246,147

Chemicals 1.6%
Cabot Corp.	45,400	2,632,292
Eastman Chemical Co.	41,100	3,298,275
Huntsman Corp.	15,800	357,080

		6,287,647

Communications Equipment 0.7%
Cisco Systems, Inc.	85,100	2,908,718

Construction & Engineering 0.1%
AECOM*	11,400	414,390

Consumer Finance 4.0%
Ally Financial, Inc.	62,200	1,398,878
American Express Co.	63,700	5,099,822
Capital One Financial Corp.	47,600	4,467,736
Discover Financial Services	21,400	1,522,396
Navient Corp.	29,700	457,677
Synchrony Financial	68,200	2,471,568

		15,418,077

Containers & Packaging 0.1%
Owens-Illinois, Inc.*	13,800	273,240

Diversified Financial Services 2.4%
Berkshire Hathaway, Inc. (Class B Stock)*	46,300	7,936,746
Voya Financial, Inc.	33,490	1,380,793

		9,317,539

Diversified Telecommunication Services 3.7%
AT&T, Inc.	248,139	10,369,729
CenturyLink, Inc.	52,100	1,263,946
Verizon Communications, Inc.	55,900	2,774,317

		14,407,992

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities 6.1%
American Electric Power Co., Inc.	26,200	$1,754,614
Duke Energy Corp.	60,600	5,002,530
Entergy Corp.	5,800	444,628
Exelon Corp.	107,400	3,942,654
FirstEnergy Corp.	106,800	3,463,524
Great Plains Energy, Inc.	50,300	1,461,718
PG&E Corp.	61,400	4,098,450
PPL Corp.	55,800	2,057,904
Southern Co. (The)	27,700	1,407,714

		23,633,736

Electrical Equipment 0.5%
Regal Beloit Corp.	24,500	1,824,025

Electronic Equipment, Instruments & Components 0.3%
Jabil Circuit, Inc.	49,200	1,255,092

Energy Equipment & Services 2.6%
Diamond Offshore Drilling, Inc.*(a)	114,700	1,931,548
Dril-Quip, Inc.*	31,500	1,932,525
Ensco PLC (Class A Stock)	178,400	1,737,616
Rowan Cos. PLC (Class A Stock)*	109,500	1,984,140
Schlumberger Ltd.	23,100	1,856,316
Transocean Ltd.*(a)	62,500	863,750

		10,305,895

Equity Real Estate Investment Trusts (REITs) 0.2%
Hospitality Properties Trust	20,400	648,312

Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	91,700	6,504,281

Food Products 0.1%
Tyson Foods, Inc. (Class A Stock)	5,200	325,312

Health Care Equipment & Supplies 0.2%
Medtronic PLC	8,100	655,371

Health Care Providers & Services 5.2%
Aetna, Inc.	16,500	2,124,540
AmerisourceBergen Corp.	25,000	2,287,750
Anthem, Inc.	14,200	2,340,444
DaVita, Inc.*	45,600	3,165,096
Envision Healthcare Corp*	3,700	259,000

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	15

Portfolio of Investments (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Express Scripts Holding Co.*	43,200	$3,052,080
HCA Holdings, Inc.*	37,000	3,227,880
LifePoint Health, Inc.*	45,900	2,939,895
Universal Health Services, Inc. (Class B Stock)	6,400	803,840

		20,200,525

Hotels, Restaurants & Leisure 2.7%
Carnival Corp.	17,000	951,150
Extended Stay America, Inc.	181,300	3,136,490
International Game Technology PLC	57,000	1,539,000
Norwegian Cruise Line Holdings Ltd.*	61,900	3,138,330
Royal Caribbean Cruises Ltd.	19,400	1,864,340

		10,629,310

Household Products 1.2%
Procter & Gamble Co. (The)	52,900	4,817,603

Independent Power & Renewable Electricity Producers
AES Corp.	9,800	112,896

Industrial Conglomerates 1.2%
General Electric Co.	154,400	4,602,664

Insurance 7.9%
Allstate Corp. (The)	48,700	4,001,192
American Financial Group, Inc.	33,100	3,113,386
Axis Capital Holdings Ltd.	23,400	1,621,620
Chubb Ltd.	24,500	3,385,165
Everest Re Group Ltd.	4,000	940,560
FNF Group	1,900	72,827
Hartford Financial Services Group, Inc. (The)	71,800	3,510,302
Lincoln National Corp.	37,000	2,595,920
Loews Corp.	70,000	3,288,600
Old Republic International Corp.	23,000	476,330
Principal Financial Group, Inc.	55,400	3,464,716
Reinsurance Group of America, Inc.	9,000	1,170,540
Unum Group	52,900	2,583,107
Validus Holdings Ltd.	10,900	628,494

		30,852,759

IT Services 0.3%
International Business Machines Corp.	5,800	1,042,956

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media 0.2%
TEGNA, Inc.	28,600	$733,018

Metals & Mining 0.2%
Reliance Steel & Aluminum Co.	7,700	651,805

Mortgage Real Estate Investment Trusts (REITs) 2.6%
AGNC Investment Corp.	145,600	2,858,128
Annaly Capital Management, Inc.	301,700	3,348,870
Chimera Investment Corp.	140,400	2,701,296
MFA Financial, Inc.	39,900	319,998
Two Harbors Investment Corp.	85,400	794,220

		10,022,512

Multi-Utilities 2.0%
DTE Energy Co.	33,400	3,386,092
Public Service Enterprise Group, Inc.	67,800	3,117,444
SCANA Corp.	16,300	1,130,405

		7,633,941

Multiline Retail 0.7%
Kohl’s Corp.	2,800	119,336
Macy’s, Inc.	38,000	1,262,360
Nordstrom, Inc.	2,400	111,984
Target Corp.	22,600	1,328,202

		2,821,882

Oil, Gas & Consumable Fuels 7.7%
Antero Resources Corp.*	13,900	333,322
Chevron Corp.	46,300	5,208,750
Exxon Mobil Corp.	117,500	9,555,100
Gulfport Energy Corp.*	108,800	1,886,592
Marathon Petroleum Corp.	56,300	2,792,480
Newfield Exploration Co.*	48,600	1,771,956
QEP Resources, Inc.*	120,800	1,662,208
Tesoro Corp.	25,900	2,206,421
Valero Energy Corp.	44,800	3,044,160
World Fuel Services Corp.	40,300	1,457,651

		29,918,640

Pharmaceuticals 3.4%
Johnson & Johnson	51,400	6,281,594
Mallinckrodt PLC*	9,900	518,958

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	17

Portfolio of Investments (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Merck & Co., Inc.	43,900	$2,891,693
Pfizer, Inc.	98,156	3,349,083

		13,041,328

Professional Services 0.6%
ManpowerGroup, Inc.	22,300	2,163,992

Road & Rail 0.4%
Hertz Global Holdings, Inc.*	72,600	1,649,472

Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	184,700	6,686,140

Software 0.1%
Oracle Corp.	13,300	566,447

Specialty Retail 2.6%
Best Buy Co., Inc.(a)	56,400	2,488,932
Dick’s Sporting Goods, Inc.	35,400	1,732,830
Foot Locker, Inc.	9,400	711,298
GameStop Corp. (Class A Stock)(a)	54,400	1,329,536
Murphy U.S.A., Inc.*	2,100	133,770
Penske Automotive Group, Inc.	41,400	2,082,420
Staples, Inc.	171,300	1,539,987

		10,018,773

Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	22,600	3,095,974
Hewlett Packard Enterprise Co.	174,200	3,975,244
HP, Inc.	59,200	1,028,304
Xerox Corp.	124,600	927,024

		9,026,546

Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	35,300	3,233,480

Tobacco 0.4%
Philip Morris International, Inc.	15,600	1,705,860

Trading Companies & Distributors 0.1%
United Rentals, Inc.*	1,800	230,454

TOTAL COMMON STOCKS (cost $315,832,139)		386,326,348

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
EXCHANGE TRADED FUND 0.5%
iShares Russell 1000 Value ETF (cost $1,609,715)	15,200	$1,773,080

TOTAL LONG-TERM INVESTMENTS (cost $317,441,854)		388,099,428

SHORT-TERM INVESTMENTS 1.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	981,550	981,550
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $6,237,787; includes $6,232,350 of cash collateral for securities on loan)(b)(c)	6,237,035	6,238,906

TOTAL SHORT-TERM INVESTMENTS (cost $7,219,337)(Note 3)		7,220,456

TOTAL INVESTMENTS 101.6% (cost $324,661,191)(Note 5)		395,319,884
Liabilities in excess of other assets (1.6)%		(6,160,853)

NET ASSETS 100.0%		$389,159,031

The following abbreviations are used in the annual report:

ETF—Exchange Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,811,078; cash collateral of $6,232,350 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	19

Portfolio of Investments (continued)

as of February 28, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,265,330	$—	$—
Airlines	12,207,157	—	—
Auto Components	5,552,506	—	—
Automobiles	9,199,504	—	—
Banks	67,172,161	—	—
Building Products	3,140,913	—	—
Capital Markets	19,246,147	—	—
Chemicals	6,287,647	—	—
Communications Equipment	2,908,718	—	—
Construction & Engineering	414,390	—	—
Consumer Finance	15,418,077	—	—
Containers & Packaging	273,240	—	—
Diversified Financial Services	9,317,539	—	—
Diversified Telecommunication Services	14,407,992	—	—
Electric Utilities	23,633,736	—	—
Electrical Equipment	1,824,025	—	—
Electronic Equipment, Instruments & Components	1,255,092	—	—
Energy Equipment & Services	10,305,895	—	—
Equity Real Estate Investment Trusts (REITs)	648,312	—	—
Food & Staples Retailing	6,504,281	—	—
Food Products	325,312	—	—
Health Care Equipment & Supplies	655,371	—	—
Health Care Providers & Services	20,200,525	—	—
Hotels, Restaurants & Leisure	10,629,310	—	—
Household Products	4,817,603	—	—
Independent Power & Renewable Electricity Producers	112,896	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Common Stocks (continued)
Industrial Conglomerates	$4,602,664	$—	$—
Insurance	30,852,759	—	—
IT Services	1,042,956	—	—
Media	733,018	—	—
Metals & Mining	651,805	—	—
Mortgage Real Estate Investment Trusts (REITs)	10,022,512	—	—
Multi-Utilities	7,633,941	—	—
Multiline Retail	2,821,882	—	—
Oil, Gas & Consumable Fuels	29,918,640	—	—
Pharmaceuticals	13,041,328	—	—
Professional Services	2,163,992	—	—
Road & Rail	1,649,472	—	—
Semiconductors & Semiconductor Equipment	6,686,140	—	—
Software	566,447	—	—
Specialty Retail	10,018,773	—	—
Technology Hardware, Storage & Peripherals	9,026,546	—	—
Textiles, Apparel & Luxury Goods	3,233,480	—	—
Tobacco	1,705,860	—	—
Trading Companies & Distributors	230,454	—	—
Exchange Traded Fund	1,773,080	—	—
Affiliated Mutual Funds	7,220,456	—	—

Total	$395,319,884	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2017 were as follows (unaudited):

Banks	17.3%
Insurance	7.9
Oil, Gas & Consumable Fuels	7.7
Electric Utilities	6.1
Health Care Providers & Services	5.2
Capital Markets	4.9
Consumer Finance	4.0
Diversified Telecommunication Services	3.7
Pharmaceuticals	3.4
Airlines	3.1
Hotels, Restaurants & Leisure	2.7
Energy Equipment & Services	2.6
Mortgage Real Estate Investment Trusts (REITs)	2.6
Specialty Retail	2.6
Diversified Financial Services	2.4
Automobiles	2.4
Technology Hardware, Storage & Peripherals	2.3
Multi-Utilities	2.0
Affiliated Mutual Funds (including 1.6% of collateral for securities on loan)	1.8
Semiconductors & Semiconductor Equipment	1.7
Food & Staples Retailing	1.7
Chemicals	1.6
Auto Components	1.4
Household Products	1.2
Industrial Conglomerates	1.2
Aerospace & Defense	0.8
Textiles, Apparel & Luxury Goods	0.8

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	21

Portfolio of Investments (continued)

as of February 28, 2017

Industry (cont’d.)
Building Products	0.8%
Communications Equipment	0.7
Multiline Retail	0.7
Professional Services	0.6
Electrical Equipment	0.5
Exchange Traded Fund	0.5
Tobacco	0.4
Road & Rail	0.4
Electronic Equipment, Instruments & Components	0.3
IT Services	0.3
Media	0.2

Health Care Equipment & Supplies	0.2
Metals & Mining	0.2
Equity Real Estate Investment Trusts (REITs)	0.2
Software	0.1
Construction & Engineering	0.1
Food Products	0.1
Containers & Packaging	0.1
Trading Companies & Distributors	0.1

101.6
Liabilities in excess of other assets	(1.6)

100.0%

Financial Instruments/Transactions - Summary of Offsetting and Netting Arrangements:

The Fund entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$5,811,078	$(5,811,078)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

22

This Page Intentionally Left Blank

Statement of Assets & Liabilities

as of February 28, 2017

Assets
Investments at value, including securities on loan of $5,811,078:
Unaffiliated investments (cost $317,441,854)	$388,099,428
Affiliated investments (cost $7,219,337)	7,220,456
Dividends receivable	856,950
Receivable for Fund shares sold	165,497
Tax reclaim receivable	38,374
Prepaid expenses	2,001

Total Assets	396,382,706

Liabilities
Payable to broker for collateral for securities on loan	6,232,350
Payable for Fund shares reacquired	564,966
Management fee payable	185,846
Distribution fee payable	108,814
Accrued expenses and other liabilities	77,349
Affiliated transfer agent fee payable	53,076
Deferred trustees’ fees	1,274

Total Liabilities	7,223,675

Net Assets	$389,159,031

Net assets were comprised of:
Shares of beneficial interest, at par	$26,449
Paid-in capital in excess of par	303,833,909

303,860,358
Undistributed net investment income	595,519
Accumulated net realized gain on investment transactions	14,044,461
Net unrealized appreciation on investments	70,658,693

Net assets, February 28, 2017	$389,159,031

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share
($26,109,376 ÷ 1,804,617 shares of beneficial interest issued and outstanding)	$14.47
Maximum sales charge (5.50% of offering price)	0.84

Maximum offering price to public	$15.31

Class B
Net asset value, offering price and redemption price per share
($1,239,854 ÷ 91,595 shares of beneficial interest issued and outstanding)	$13.54

Class C
Net asset value, offering price and redemption price per share
($14,187,347 ÷ 1,048,865 shares of beneficial interest issued and outstanding)	$13.53

Class R
Net asset value, offering price and redemption price per share
($244,779,255 ÷ 16,548,365 shares of beneficial interest issued and outstanding)	$14.79

Class Z
Net asset value, offering price and redemption price per share
($102,843,199 ÷ 6,956,024 shares of beneficial interest issued and outstanding)	$14.78

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	25

Statement of Operations

Year Ended February 28, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$9,438,375
Affiliated dividend income	13,896
Income from securities lending, net (including affiliated income of $6,862)	13,869

Total income	9,466,140

Expenses
Management fee	2,907,794
Distribution fee—Class A	64,313
Distribution fee—Class B	9,756
Distribution fee—Class C	115,484
Distribution fee—Class R	1,738,311
Transfer agent’s fees and expenses (including affiliated expense of $306,800)	383,000
Registration fees	90,000
Custodian and accounting fees (net of $1,800 fee credit)	57,000
Shareholders’ reports	51,000
Audit fee	30,000
Legal fees and expenses	19,000
Trustees’ fees	18,000
Commitment fee on syndicated credit agreement	9,000
Insurance expenses	4,000
Loan interest expense	3,105
Miscellaneous	17,441

Total expenses	5,517,204
Less: Management fee waiver and/or expense reimbursement	(617,906)
Distribution fee waiver—Class A	(10,719)
Distribution fee waiver—Class R	(579,437)

Net expenses	4,309,142

Net investment income (loss)	5,156,998

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $849)	35,533,858
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $1,119)	67,747,075

Net gain (loss) on investment transactions	103,280,933

Net Increase (Decrease) In Net Assets Resulting From Operations	$108,437,931

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

	Year Ended February 28/29,
	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,156,998	$3,698,113
Net realized gain (loss) on investment transactions	35,533,858	38,527,761
Net change in unrealized appreciation (depreciation) on investments	67,747,075	(86,242,139)

Net increase (decrease) in net assets resulting from operations	108,437,931	(44,016,265)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(345,361)	(284,538)
Class B	(9,979)	(6,792)
Class C	(121,386)	(79,956)
Class R	(3,222,510)	(1,424,394)
Class Z	(1,724,528)	(1,282,348)

	(5,423,764)	(3,078,028)

Distributions from net realized gains
Class A	(587,004)	(3,065,641)
Class B	(28,245)	(154,232)
Class C	(343,166)	(1,832,950)
Class R	(6,489,621)	(24,934,524)
Class Z	(2,525,909)	(12,801,492)

	(9,973,945)	(42,788,839)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	61,052,601	52,629,063
Net asset value of shares issued in reinvestment of dividends and distributions	15,268,847	45,258,507
Net asset value of shares issued in merger (Note 8)	—	311,212,782
Cost of shares reacquired	(101,778,734)	(73,243,722)

Net increase (decrease) in net assets from Fund share transactions	(25,457,286)	335,856,630

Total increase (decrease)	67,582,936	245,973,498

Net Assets:
Beginning of year	321,576,095	75,602,597

End of year(a)	$389,159,031	$321,576,095

(a) Includes undistributed net investment income of:	$595,519	$918,667

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	27

Notes to Financial Statements

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of six investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential Global Absolute Return Bond Fund, Prudential QMA Global Tactical Allocation Fund, Prudential Real Assets Fund, Prudential QMA Strategic Value Fund and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential QMA Strategic Value Fund. The Fund’s investment objective is long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

28

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

REITs: The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or

Prudential QMA Strategic Value Fund	29

Notes to Financial Statements (continued)

return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund

30

and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Pursuant to the repositioning of the money market fund as an ultra-short bond fund, for the period March 31, 2016 through July 18, 2016 the collateral was invested in an ultra-short bond fund. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential QMA Strategic Value Fund	31

Notes to Financial Statements (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PGIM Investments pays for the services of the subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion and .75% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was ..80% of the Fund’s average daily net assets for the year ended February 28, 2017. The effective management fee rate, net of waivers and/or expense reimbursement was .63%.

PGIM Investments entered into a contractual agreement that would waive management fees in an amount up to .17% of the Fund’s average daily net assets through June 30, 2018, to the extent that the Fund’s net annual operating expenses (exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses) exceed .80% of the Fund’s average daily net assets on an annualized basis. Expenses waived/reimbursed by the

32

Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B, C and R shares are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through June 30, 2018, to limit such fees related to Class A and Class R shares to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $41,299 in front-end sales charges resulting from sales of Class A shares during the year ended February 28, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended February 28, 2017, it received $907 and $156 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prior to July 7, 2016, PGIM, Inc. was the Fund’s securities lending agent. Net earnings from securities lending, if any, are disclosed on the Statement of Operations as “Income from securities lending, net.” At the June 2016 meeting of the Board, the Board approved compensation to PGIM, Inc. related to securities lending activities. The payment was for services provided from February 5, 2016 to July 5, 2016. There was no compensation

Prudential QMA Strategic Value Fund	33

Notes to Financial Statements (continued)

made by the Fund related to the Board approval. Additionally, PGIM, Inc. reimbursed the Fund $989 related to the securities lending income adjustments.

Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent (eSecLending).

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. For the period ended February 28, 2017, PGIM, Inc. was compensated $2,406 for managing the Fund’s securities lending cash collateral through its subadvisory services to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the year ended February 28, 2017, were $452,232,273 and $486,530,435, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized gain on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain on investment transactions. For the year ended February 28, 2017, the adjustments were to decrease undistributed net investment income and increase accumulated net realized gain on investment transactions by $56,382 due to differences in the treatment for book and tax purposes of certain transactions involving securities sold. Net investment income, net realized gain (loss) on investment transactions and net assets were not affected by this change.

34

For the year ended February 28, 2017, the tax character of dividends paid by the Fund were $6,989,399 of ordinary income and $8,408,310 of long-term capital gains. For the year ended February 29, 2016, the tax character of dividends paid by the Fund were $3,673,435 of ordinary income and $42,193,432 of long-term capital gains.

As of February 28, 2017, the accumulated undistributed earnings on a tax basis were $16,230,419 of ordinary income and $3,459,320 of long-term capital gains. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences.

The United States federal income tax basis of investments and net unrealized appreciation as of February 28, 2017 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$329,709,676	$69,954,058	$(4,343,850)	$65,610,208

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and other cost basis differences between financial and tax reporting.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

Prudential QMA Strategic Value Fund	35

Notes to Financial Statements (continued)

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of February 28, 2017, 4 shareholders of record held 75% of Fund outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended February 28, 2017:
Shares sold	379,964	$5,193,425
Shares issued in reinvestment of dividends and distributions	65,455	906,099
Shares reacquired	(266,197)	(3,479,746)

Net increase (decrease) in shares outstanding before conversion	179,222	2,619,778
Shares issued upon conversion from other share class(es)	10,395	135,505
Shares reacquired upon conversion into other share class(es)	(39,644)	(527,122)

Net increase (decrease) in shares outstanding	149,973	$2,228,161

Year ended February 29, 2016:
Shares sold	109,810	$1,436,018
Shares issued in reinvestment of dividends and distributions	256,654	3,185,359
Shares reacquired	(321,113)	(4,160,235)

Net increase (decrease) in shares outstanding before conversion	45,351	461,142
Shares issued upon conversion from other share class(es)	7,923	108,603
Shares reacquired upon conversion into other share class(es)	(17,192)	(240,814)

Net increase (decrease) in shares outstanding	36,082	$328,931

Class B
Year ended February 28, 2017:
Shares sold	25,396	$322,416
Shares issued in reinvestment of dividends and distributions	2,739	35,624
Shares reacquired	(7,902)	(98,963)

Net increase (decrease) in shares outstanding before conversion	20,233	259,077
Shares reacquired upon conversion into other share class(es)	(10,708)	(130,839)

Net increase (decrease) in shares outstanding	9,525	$128,238

Year ended February 29, 2016:
Shares sold	3,349	$41,050
Shares issued in reinvestment of dividends and distributions	12,576	147,290
Shares reacquired	(17,004)	(216,756)

Net increase (decrease) in shares outstanding before conversion	(1,079)	(28,416)
Shares reacquired upon conversion into other share class(es)	(8,384)	(108,603)

Net increase (decrease) in shares outstanding	(9,463)	$(137,019)

36

Class C	Shares	Amount
Year ended February 28, 2017:
Shares sold	182,221	$2,365,440
Shares issued in reinvestment of dividends and distributions	34,262	445,249
Shares reacquired	(151,618)	(1,816,824)

Net increase (decrease) in shares outstanding before conversion	64,865	993,865
Shares reacquired upon conversion into other share class(es)	(6,427)	(80,244)

Net increase (decrease) in shares outstanding	58,438	$913,621

Year ended February 29, 2016:
Shares sold	103,138	$1,184,464
Shares issued in reinvestment of dividends and distributions	156,239	1,827,587
Shares reacquired	(277,180)	(3,344,309)

Net increase (decrease) in shares outstanding before conversion	(17,803)	(332,258)
Shares reacquired upon conversion into other share class(es)	(8,753)	(115,354)

Net increase (decrease) in shares outstanding	(26,556)	$(447,612)

Class R
Year ended February 28, 2017:
Shares sold	3,110,239	$40,687,931
Shares issued in reinvestment of dividends and distributions	685,187	9,712,131
Shares reacquired	(5,274,637)	(70,835,708)

Net increase (decrease) in shares outstanding	(1,479,211)	$(20,435,646)

Period ended February 29, 2016*:
Shares sold	2,918,537	$38,399,464
Shares issued in reinvestment of dividends and distributions	2,173,035	26,358,918
Shares issued in merger	15,377,640	226,205,087
Shares reacquired**	(2,441,636)	(31,833,080)

Net increase (decrease) in shares outstanding	18,027,576	$259,130,389

Class Z
Year ended February 28, 2017:
Shares sold	966,604	$12,483,389
Shares issued in reinvestment of dividends and distributions	295,367	4,169,744
Shares reacquired	(1,902,287)	(25,547,493)

Net increase (decrease) in shares outstanding before conversion	(640,316)	(8,894,360)
Shares issued upon conversion from other share class(es)	44,330	602,700

Net increase (decrease) in shares outstanding	(595,986)	$(8,291,660)

Year ended February 29, 2016:
Shares sold	856,808	$11,568,067
Shares issued in reinvestment of dividends and distributions	1,118,209	13,739,353
Shares issued in merger	5,778,905	85,007,695
Shares reacquired	(2,614,908)	(33,689,342)

Net increase (decrease) in shares outstanding before conversion	5,139,014	76,625,773
Shares issued upon conversion from other share class(es)	24,990	356,168

Net increase (decrease) in shares outstanding	5,164,004	$76,981,941

*	Commencement of offering was June 19, 2015.
**	Includes affiliated redemptions of 680 shares with a value of $9,443 for Class R shares.

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group

Prudential QMA Strategic Value Fund	37

Notes to Financial Statements (continued)

of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund utilized the SCA during the year ended February 28, 2017. The Fund had an average outstanding balance of $4,471,769 for 13 days at a weighted average interest rate of 1.92%. The maximum loan balance outstanding during the period was $19,168,000. At February 28, 2017, the Fund did not have an outstanding loan balance.

Note 8. Reorganization

On June 5, 2015, shareholders of the Target Large Capitalization Value Portfolio (“the merged Portfolio”) approved the reorganization of the Portfolio into the Prudential QMA Strategic Value Fund (“the Fund”). As a result of the reorganization, the assets and liabilities of the merged Portfolio were exchanged for shares of the Fund and the shareholders of the merged Portfolio are now shareholders of the Fund. The reorganization took place on June 19, 2015. On such date, the merged Portfolio had total investments cost and value of $237,473,297 and $311,001,296, respectively, representing the principal assets acquired by the Fund.

The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 19, 2015:

Merged Portfolio		Acquiring Fund
Target Large Capitalization Value Portfolio		Prudential QMA Strategic Value Fund
Class	Shares	Class	Shares	Value
R	13,546,350	R	15,377,640	$226,205,087
T*	5,077,401	Z	5,778,905	85,007,695

*	Class T shares of the merged Portfolio were exchanged for Class Z shares of the Fund.

38

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio			Acquiring Fund
Target Large Capitalization Value Portfolio			Prudential QMA Strategic Value Fund
Class	Net Assets	Unrealized Appreciation	Class	Net Assets
R	$226,205,087	$35,918,698	R	$—
T	85,007,695	37,609,301	Z	33,128,220

Assuming the acquisition had been completed on March 1, 2015, the Fund’s results of operations for the year ended February 29, 2016 were as follows:

Net investment income	$5,191,457	(a)
Net realized and unrealized loss on investments	(46,661,220	)(b)

	$(41,469,763)

(a)	$3,698,113, as reported in the Statement of Operations (Year Ended February 29, 2016), plus $1,298,641 Net Investment Income from the merged Portfolio pre-merger, plus $194,703 of pro-forma eliminated expenses.
(b)	$(47,714,378), as reported in the Statement of Operations (Year Ended February 29, 2016), plus $1,053,158 Net Realized and Unrealized Gain (Loss) on Investments from the merged Portfolio pre-merger.

Because both the merged Portfolio and the Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the merged portfolio that have been included in the Fund’s Statement of Operations since June 19, 2015.

Note 9. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

Prudential QMA Strategic Value Fund	39

Notes to Financial Statements (continued)

On October 13, 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

40

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.17	$14.83	$14.51	$11.91	$10.59
Income (loss) from investment operations:
Net investment income (loss)	.20	.18	.15	.13	.13
Net realized and unrealized gain (loss) on investment transactions	3.69	(1.68)	1.59	2.66	1.27
Total from investment operations	3.89	(1.50)	1.74	2.79	1.40
Less Dividends and Distributions:
Dividends from net investment income	(.22)	(.18)	(.11)	(.19)	(.08)
Distributions from net realized gains	(.37)	(1.98)	(1.31)	-	-
Total dividends and distributions	(.59)	(2.16)	(1.42)	(.19)	(.08)
Net asset value, end of year	$14.47	$11.17	$14.83	$14.51	$11.91
Total Return(b):	35.04%	(11.15)%	12.32%	23.56%	13.39%

Ratio/Supplemental Data:
Net assets, end of year (000)	$26,109	$18,484	$24,001	$22,562	$19,326
Average net assets (000)	$21,438	$21,782	$23,710	$21,289	$18,547
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.07%	1.18%	1.40%	1.42%	1.52%
Expenses before fee waivers and/or expense reimbursement	1.29%	1.35%	1.47%	1.49%	1.57%
Net investment income (loss)	1.53%	1.32%	1.01%	.99%	1.19%
Portfolio turnover rate	126%	153%	58%	77%	47%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	41

Financial Highlights (continued)

Class B Shares
	Year Ended February 28/29,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.49	$14.06	$13.83	$11.36	$10.13
Income (loss) from investment operations:
Net investment income (loss)	.09	.07	.04	.03	.05
Net realized and unrealized gain (loss) on investment transactions	3.46	(1.58)	1.51	2.54	1.22
Total from investment operations	3.55	(1.51)	1.55	2.57	1.27
Less Dividends and Distributions:
Dividends from net investment income	(.13)	(.08)	(.01)	(.10)	(.04)
Distributions from net realized gains	(.37)	(1.98)	(1.31)	-	-
Total dividends and distributions	(.50)	(2.06)	(1.32)	(.10)	(.04)
Net asset value, end of year	$13.54	$10.49	$14.06	$13.83	$11.36
Total Return(b):	34.04%	(11.80)%	11.46%	22.72%	12.55%

Ratio/Supplemental Data:
Net assets, end of year (000)	$1,240	$861	$1,287	$1,478	$1,330
Average net assets (000)	$976	$1,058	$1,368	$1,311	$1,155
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.82%	1.93%	2.15%	2.17%	2.27%
Expenses before fee waivers and/or expense reimbursement	1.99%	2.05%	2.17%	2.19%	2.27%
Net investment income (loss)	.78%	.56%	.25%	.25%	.46%
Portfolio turnover rate	126%	153%	58%	77%	47%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

42

Class C Shares
	Year Ended February 28/29,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.48	$14.05	$13.82	$11.35	$10.13
Income (loss) from investment operations:
Net investment income (loss)	.09	.07	.04	.03	.04
Net realized and unrealized gain (loss) on investment transactions	3.46	(1.58)	1.51	2.54	1.22
Total from investment operations	3.55	(1.51)	1.55	2.57	1.26
Less Dividends and Distributions:
Dividends from net investment income	(.13)	(.08)	(.01)	(.10)	(.04)
Distributions from net realized gains	(.37)	(1.98)	(1.31)	-	-
Total dividends and distributions	(.50)	(2.06)	(1.32)	(.10)	(.04)
Net asset value, end of year	$13.53	$10.48	$14.05	$13.82	$11.35
Total Return(b):	34.08%	(11.82)%	11.47%	22.74%	12.45%

Ratio/Supplemental Data:
Net assets, end of year (000)	$14,187	$10,383	$14,289	$13,196	$11,080
Average net assets (000)	$11,548	$12,575	$14,061	$12,277	$10,623
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.82%	1.93%	2.15%	2.17%	2.27%
Expenses before fee waivers and/or expense reimbursement	1.99%	2.05%	2.17%	2.19%	2.27%
Net investment income (loss)	.78%	.57%	.26%	.23%	.44%
Portfolio turnover rate	126%	153%	58%	77%	47%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	43

Financial Highlights (continued)

Class R Shares
	Year Ended February 28, 2017	June 19, 2015(a) through February 29, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.41	$14.71
Income (loss) from investment operations:
Net investment income (loss)	.17	.12
Net realized and unrealized gain (loss) on investment transactions	3.76	(1.78)
Total from investment operations	3.93	(1.66)
Less Dividends and Distributions:
Dividends from net investment income	(.18)	(.09)
Distributions from net realized gains	(.37)	(1.55)
Total dividends and distributions	(.55)	(1.64)
Net asset value, end of period	$14.79	$11.41
Total Return(c):	34.69%	(11.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$244,779	$205,745
Average net assets (000)	$231,775	$214,628
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.32%	1.32% (e)
Expenses before waivers and/or expense reimbursement	1.74%	1.74% (e)
Net investment income (loss)	1.29%	1.31% (e)
Portfolio turnover rate	126%	153% (f)

(a)	Commencement of Operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

44

Class Z Shares
	Year Ended February 28/29,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.40	$15.09	$14.74	$12.09	$10.75
Income (loss) from investment operations:
Net investment income (loss)	.24	.23	.20	.17	.16
Net realized and unrealized gain (loss) on investment transactions	3.76	(1.72)	1.61	2.70	1.29
Total from investment operations	4.00	(1.49)	1.81	2.87	1.45
Less Dividends and Distributions:
Dividends from net investment income	(.25)	(.22)	(.15)	(.22)	(.11)
Distributions from net realized gains	(.37)	(1.98)	(1.31)	-	-
Total dividends and distributions	(.62)	(2.20)	(1.46)	(.22)	(.11)
Net asset value, end of year	$14.78	$11.40	$15.09	$14.74	$12.09
Total Return(b):	35.32%	(10.93)%	12.61%	23.91%	13.71%

Ratio/Supplemental Data:
Net assets, end of year (000)	$102,843	$86,103	$36,026	$33,181	$25,066
Average net assets (000)	$97,738	$81,282	$34,823	$29,528	$21,961
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	.82%	.86%	1.15%	1.17%	1.27%
Expenses before fee waivers and/or expense reimbursement	.99%	1.01%	1.17%	1.19%	1.27%
Net investment income (loss)	1.79%	1.71%	1.27%	1.23%	1.47%
Portfolio turnover rate	126%	153%	58%	77%	47%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	45

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 3:

We have audited the accompanying statement of assets and liabilities of Prudential QMA Strategic Value Fund (the “Fund”), one of the six series constituting Prudential Investment Portfolios 3, including the portfolio of investments, as of February 28, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 17, 2017

46

Federal Income Tax Information (unaudited)

We are advising you that during the year ended February 28, 2017, the Fund reports the maximum amount allowed per share but not less than $0.31 for Class A, B, C, R and Z shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended February 28, 2017, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Prudential QMA Strategic Value Fund	46.96%	45.71%

In January 2018, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2017.

Prudential QMA Strategic Value Fund	47

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (59) Board Member Portfolios Overseen: 88	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (64) Board Member Portfolios Overseen: 88	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (64) Board Member Portfolios Overseen: 88	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

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Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (60) Board Member & Independent Chair Portfolios Overseen: 88	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (71) Board Member Portfolios Overseen: 88	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (73) Board Member & Independent Vice Chair Portfolios Overseen: 88	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (73) Board Member Portfolios Overseen: 88	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Prudential QMA Strategic Value Fund

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (54) Board Member & President Portfolios Overseen: 88	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (43) Board Member & Vice President Portfolios Overseen: 88	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (57) Board Member Portfolios Overseen: 86	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

(1) The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 2000; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (61) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (59) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (58) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (42) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Prudential QMA Strategic Value Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Andrew R. French (54) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Theresa C. Thompson (54) Deputy Chief Compliance Officer	Vice President, Compliance, PGIM Investments LLC (since April 2004); and Director, Compliance, PGIM Investments LLC (2001-2004).	Since 2008
Charles H. Smith (43) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since 2016
M. Sadiq Peshimam (53) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (58) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (49) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (55) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (48) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
∎	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

Visit our website at pgiminvestments.com

∎	“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential QMA Strategic Value Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Strategic Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA STRATEGIC VALUE FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	SUVAX	SUVBX	SUVCX	PRVRX	SUVZX
CUSIP	74440K108	74440K207	74440K306	74440K736	74440K405

MF502E

PRUDENTIAL QMA GLOBAL TACTICAL ALLOCATION FUND

ANNUAL REPORT

FEBRUARY 28, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term risk-adjusted total return

Highlights

PRUDENTIAL QMA GLOBAL TACTICAL ALLOCATION FUND

•	The Fund’s strategic asset allocation to global equities added value as global equities posted strong performance with resilient global growth through the fiscal year.

•	The Fund’s relative value strategies, which seek to benefit from mispricings within asset classes across the globe, added to performance.

•	The Fund’s tactical asset allocation strategies, which influence the portfolio based on short-term opportunities across asset classes, detracted from performance.

This report presents the consolidated results of the Prudential QMA Global Tactical Allocation Fund and the Prudential QMA Global Tactical Allocation Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential QMA Global Tactical Allocation Fund informative and useful. The report covers performance for the 12-month period ended February 28, 2017. We are proud to announce that Prudential Investments will be known as PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name is changing: The name of your Fund and its management and operation will not change.

The reporting period was dominated by headline events. Most prominent was the surprising end to a dramatic US election season, as Donald Trump was elected 45th president of the US. In the wake of the election, investor sentiment was positive for both the economy and the markets in anticipation of a more pro-business environment under a Trump-led administration. Another major headline event was Brexit—the term used to represent Britain’s decision to leave the European Union. This referendum raised further economic and political uncertainty over the future of existing trade and commerce agreements. Meanwhile, the US economy’s recovery strengthened as labor markets tightened.

Equity markets in the US reached new highs as stocks experienced powerful gains after the US election, as equity investors appeared to believe that the new administration would quickly implement measures to boost growth. European stocks generally advanced as the eurozone economy continued to experience slow growth. Most Asian markets gained. In aggregate, emerging markets turned in very strong results.

In a move widely anticipated by the markets, the Federal Reserve raised its federal funds rate by 0.25% during its December 2016 policy meeting. Shortly after the reporting period on March 15, the Federal Reserve decided to hike rates by 0.25%. Additional rate hikes are planned for 2017. Overall, fixed income markets experienced mixed returns, as rising interest rates and concerns over potential inflation jolted bond markets later in the period.

Given the uncertainty in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, build a diversified plan that’s right for you, and make adjustments when necessary.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Global Tactical Allocation Fund

April 14, 2017

Prudential QMA Global Tactical Allocation Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/17
	One Year (%)	Since Inception (%)
Class A	10.13	1.87 (4/21/15)
Class C	9.57	0.58 (4/21/15)
Class Q	10.58	2.40 (4/21/15)
Class Z	10.58	2.40 (4/21/15)
Customized Blend Index	11.31	6.00
Bloomberg Barclays Global Aggregate Bond Hedged Index	1.97	4.19
MSCI World Index (ND)	21.26	7.13
Lipper Custom Global Tactical Allocation Funds Average*	4.87	–4.85
Lipper Alternative Multi-Strategy Funds Average*	4.89	–0.19

Average Annual Total Returns (With Sales Charges) as of 2/28/17
	One Year (%)	Since Inception (%)
Class A	4.07	–2.02 (4/21/15)
Class C	8.57	0.31 (4/21/15)
Class Q	10.58	1.28 (4/21/15)
Class Z	10.58	1.28 (4/21/15)
Customized Blend Index	11.31	3.23
Bloomberg Barclays Global Aggregate Bond Hedged Index	1.97	2.26
MSCI World Index (ND)	21.26	3.83
Lipper Custom Global Tactical Allocation Funds Average*	4.87	–2.71
Lipper Alternative Multi-Strategy Funds Average*	4.89	–0.14

Average Annual Total Returns (Without Sales Charges) as of 2/28/17
	One Year (%)	Since Inception (%)
Class A	10.13	1.00 (4/21/15)
Class C	9.57	0.31 (4/21/15)
Class Q	10.58	1.28 (4/21/15)
Class Z	10.58	1.28 (4/21/15)

* The Lipper Custom Average is a custom group of funds that employ a global tactical allocation strategy in the Lipper Alternative Multi-Strategy Funds performance universe. Although Lipper classifies the Fund in the Alternative Multi-Strategy Funds performance universe, the Lipper Custom Average is used because the funds in the custom peer group provide a more appropriate basis for Fund performance comparisons.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential QMA Global Tactical Allocation Fund (Class A shares) with a similar investment in the Customized Blend Index, Bloomberg Barclays Global Aggregate Bond Hedged Index, and the MSCI World Index by portraying the initial account values at the commencement of operations of Class A shares (April 21, 2015) and the account values at the end of the current fiscal year (February 28, 2017) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class C, Class Q, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential QMA Global Tactical Allocation Fund	5

Your Fund’s Performance (continued)

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

Customized Blend Index—The Customized Blend Index is a model portfolio consisting of the MSCI World Index (50%) and the Bloomberg Barclays Global Aggregate Bond Hedged Index (50%). The MSCI World Index (ND) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The ND version of the MSCI World Index reflects the impact of the maximum withholding taxes on reinvested dividends. The Bloomberg Barclays Global Aggregate Bond Hedged Index provides a broad-based measure of the global investment-grade fixed rate debt markets. It is comprised of the US Aggregate, Pan-European Aggregate, and the Asian-Pacific Aggregate Indexes. It also includes a wide range of standard and customized subindices by liquidity constraint, sector, quality, and maturity.

Lipper Alternative Multi-Strategy Funds Average—The Lipper Alternative Multi-Strategy Funds Average (Lipper Average) includes funds which seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.

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Lipper Custom Global Tactical Allocation Funds Average—The Lipper Custom Global Tactical Allocation Funds Average (Lipper Custom Average) consists only of funds that employ a global tactical allocation strategy within Lipper’s Alternative Multi-Strategy Funds category, and not the entire Alternative Multi-Strategy Funds category. These returns do not include the effect of any sales charges or taxes. These returns would be lower if they included the effect of these expenses.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential QMA Global Tactical Allocation Fund	7

Strategy and Performance Overview

How did the Fund perform?

The Prudential QMA Global Tactical Allocation Fund’s Class A shares gained 10.13% in the 12 months ended February 28, 2017, trailing the 11.31% return of the Customized Blend Index (50% MSCI World USD/50% Bloomberg Barclays Global Aggregate Hedged Index) and outperforming the 4.87% return of the Lipper Custom Average, and the 4.89% return of the Lipper Alternative Multi-Strategy Funds Average.

What were equity market conditions?

•

Factors contributing to market volatility in the period included fears of slowing global economic growth and uncertainty about the course of future US Federal Reserve monetary tightening. Brexit, the United Kingdom’s vote to leave the European Union, and the highly unconventional US presidential election also led to uncertainty during the year.

•

Risk aversion affected how investors valued different securities. Low-volatility/high-dividend-paying stocks were significant drivers of market returns early in the period with dividend-paying and other “safety” stocks outperforming, and stocks of higher-growth companies generally underperforming.

•

Gradually improving economic conditions in many major economies of the world, especially the US, drove a steady improvement in business sentiment, activity levels, and equity markets in the second half of the period.

•

US equity markets received an additional boost after the election as investors speculated about potential policy initiatives of the new administration, which were expected to favor companies that would benefit from a less onerous regulatory environment, lower corporate tax rates, and infrastructure and defense spending.

What were bond market conditions?

•

Early in the period fears about the global economy receded amidst considerable credit stimulus from China, stronger-than-expected first-quarter European growth, and signs the Japanese economy was doing better than widely believed. In June, the UK’s surprise vote to leave the European Union (often called Brexit) rattled investors as it highlighted political uncertainties in Europe. US Treasury yields declined, though not as much as yields in other developed markets countries. Yields remaining relatively range-bound until later in the year. US corporate bonds benefited from positive, albeit modest, US economic momentum and strong demand from global investors seeking yield against a backdrop of aggressive central bank policies that included negative interest rates in Europe and Japan as well as the European Central Bank’s corporate bond purchase program. After Donald Trump was elected president in the November US election, Treasury yields surged and the Treasury yield curve steepened. Most fixed income sectors, including agency MBS and CMBS, outperformed Treasuries.

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What worked?

•	The Fund’s strategic asset allocation to global equities added value as global equities posted strong performance with resilient global growth through the fiscal year.

•	The Fund’s relative value strategies, which seek to benefit from mispricings within asset classes across the globe, added to performance.

•

As the top performer during the period, the quantitative currency relative value strategy sought attractive investments within currencies and sold short those that were less attractive. (Selling short or taking a short position means you expect an asset to fall in value, while profiting from its loss of value.) In currency trading, the Fund’s preference for cheaper currencies with good future growth prospects also contributed to positive performance.

•

The Fund’s bond relative value strategy, which invests opportunistically in both long and short global bonds, also added value by buying bonds in countries that offered more attractive interest rates and momentum.

What didn’t work?

•

The Fund’s tactical asset allocation strategies, which tilt the portfolio based on short-term opportunities across asset classes, detracted from performance for the fiscal year. The strategy incurred losses in its short commodity position, which was closed in November, as commodities prices rallied. In addition, a long US dollar position also lost money as the resizing of the position worked against the Fund’s performance.

•

The Fund’s quantitative commodity and country equity relative value strategies detracted during the period. Short energy positions were the biggest detractors in the commodities strategy, while short Brazil and India positions were the biggest detractors in the country equity strategy.

The percentage points shown in the tables identify each positions positive or negative contribution to the Fund’s return, which is the sum of all contributions by individual holdings.

Top Contributors (%)		Top Detractors (%)
S&P 500 Emini	9.36	SWAP CS Bovespa	–0.93
FTSE 100 Index	2.16	SGX CNX Nifty Index	–0.84
SWEDISH KRONA	1.13	Heating Oil Futures	–0.81
DJ Euro Stoxx 50	1.10	WTI Crude Futures	–0.74
Long Gilt Futures	0.96	Natural Gas Futures	–0.70

Prudential QMA Global Tactical Allocation Fund	9

Strategy and Performance Overview (continued)

Current outlook

QMA believes that a dynamic investment approach that will adjust its allocations based on current risks and opportunities within global markets can generate returns that complement a traditional balanced portfolio.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account

Prudential QMA Global Tactical Allocation Fund	11

Fees and Expenses (unaudited) (continued)

value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Global Tactical Allocation Fund		Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,051.60	1.50%	$7.63
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class C	Actual	$1,000.00	$1,049.70	2.25%	$11.43
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23
Class Q	Actual	$1,000.00	$1,053.70	1.25%	$6.37
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
Class Z	Actual	$1,000.00	$1,053.70	1.25%	$6.37
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for

each	share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181
days	in the six-month period ended February 28, 2017, and divided by the 365 days in the Fund’s fiscal year ended

February 28, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any

underlying	portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the 12 month period ended February 28, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	2.85	1.50
C	3.58	2.25
Q	2.38	1.25
Z	2.54	1.25

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Consolidated Financial Highlights” tables in this report and in the Notes to the Consolidated Financial Statements in this report.

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Consolidated Portfolio of Investments

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
SHORT-TERM INVESTMENTS 84.2%

U.S. TREASURY OBLIGATIONS(a) 68.0%
U.S. Treasury Bills(b)(c)	0.505%	03/16/17	2,000	$1,999,668
U.S. Treasury Bills(b)(d)	0.525%	03/16/17	810	809,866
U.S. Treasury Bills(b)(c)	0.580%	03/16/17	2,440	2,439,595
U.S. Treasury Bills	0.580%	04/27/17	16,100	16,087,635

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,334,083)				21,336,764

			Shares

AFFILIATED MUTUAL FUND 16.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $5,085,622)(Note 3)(e)			5,085,622	5,085,622

TOTAL INVESTMENTS 84.2% (cost $26,419,705)(Note 5)				26,422,386
Other assets in excess of liabilities(f) 15.8%				4,962,793

NET ASSETS 100.0%				$31,385,179

The following abbreviations are used in the annual report:

ASX—Australian Securities Exchange

BIST—Borsa Instanbul Index (Turkish Stock Exchange)

Bovespa—Sao Palo Se Bovespa Index

CAC—French Stock Market Index

DAX—German Stock Index

FTSE—Financial Times Stock Exchange

IBEX—Spanish Stock Exchange

JSE—Johannesburg Stock Exchange

KOSPI—Korea Stock Exchange Index

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

MIB—Milano Italia Borsa

MSCI—Morgan Stanley Capital International

OMXS—Sweden Stock Market Index

OTC—Over-the-counter

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

SGX—Singapore Exchange

SPI—Swiss Performance Index

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	13

Consolidated Portfolio of Investments (continued)

as of February 28, 2017

TSX—Toronto Stock Exchange

ULSD—Ultra-low-sulfur diesel

WIG—Warsaw Stock Exchange

WTI—West Texas Intermediate

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Rates shown are the effective yields at purchase date.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(d)	Represents security held in the Cayman Subsidiary.
(e)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at February 28, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
32	10 Year Australian Treasury Bonds	Mar. 2017	$23,699,273	$23,726,110	$26,837
34	10 Year U.K. Gilt	Jun. 2017	5,328,453	5,367,688	39,235
207	BIST National 30 Index	Apr. 2017	623,040	611,768	(11,272)
1	CAC40 10 Euro	Mar. 2017	52,059	51,466	(593)
5	DAX Index	Mar. 2017	1,513,592	1,568,840	55,248
59	Euro STOXX 50 Index	Mar. 2017	1,988,760	2,077,654	88,894
36	FTSE 100 Index	Mar. 2017	3,049,330	3,245,539	196,209
1	FTSE/MIB Index	Mar. 2017	101,250	100,230	(1,020)
18	Hang Seng China Enterprises Index	Mar. 2017	1,217,792	1,194,953	(22,839)
8	IBEX 35 Index	Mar. 2017	808,238	810,475	2,237
4	MSCI Taiwan Stock Index	Mar. 2017	144,960	143,600	(1,360)
64	OMXS30 Index	Mar. 2017	1,108,369	1,105,887	(2,482)
110	S&P 500 E-Mini Index	Mar. 2017	12,386,000	12,995,400	609,400
13	TOPIX Index	Mar. 2017	1,745,783	1,775,068	29,285
81	WIG20 Index	Mar. 2017	806,031	875,816	69,785
3	Yen Denominated Nikkei 225 Index	Mar. 2017	253,683	256,086	2,403

					1,079,967

See Notes to Consolidated Financial Statements.

14

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2017	Unrealized Appreciation (Depreciation)
	Short Positions:
51	10 Year Canadian Government Bonds	Jun. 2017	$5,238,616	$5,273,942	$(35,326)
13	10 Year Euro-Bund	Mar. 2017	2,261,672	2,286,875	(25,203)
1	10 Year Japanese Bonds	Mar. 2017	1,338,466	1,340,336	(1,870)
9	10 Year Mini Japanese Government Bonds	Mar. 2017	1,202,199	1,206,062	(3,863)
2	10 Year U.S. Treasury Notes	Jun. 2017	248,953	249,156	(203)
7	ASX SPI 200 Index	Mar. 2017	737,681	762,637	(24,956)
32	FTSE/JSE Top 40 Index	Mar. 2017	1,090,305	1,076,254	14,051
10	Mexican Bolsa Index	Mar. 2017	232,261	232,984	(723)
8	S&P/TSX 60 Index	Mar. 2017	1,087,246	1,091,522	(4,276)
51	SGX Nifty 50 Index	Mar. 2017	913,563	908,973	4,590

					(77,779)

					$1,002,188

Commodity futures contracts outstanding at February 28, 2017(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
6	Copper	May 2017	$404,025	$407,100	$3,075
3	Cotton No. 2	May 2017	114,585	114,510	(75)
2	E-Mini Crude Oil	Apr. 2017	54,300	54,010	(290)
8	Lean Hogs	Apr. 2017	230,210	216,320	(13,890)
5	Live Cattle	Apr. 2017	233,690	235,850	2,160
8	LME Nickel	Mar. 2017	501,734	525,001	23,267
6	LME PRI Aluminum	Mar. 2017	275,213	288,188	12,975
10	LME Zinc	Mar. 2017	704,750	705,750	1,000
2	Mini Gold	Apr. 2017	79,578	80,250	672
5	Mini Silver	May 2017	89,483	92,345	2,862
1	NY Harbor ULSD	Apr. 2017	68,389	68,876	487
4	Silver	May 2017	357,780	369,380	11,600
3	Soybean	May 2017	158,025	155,363	(2,662)
14	Sugar #11 (World)	May 2017	323,949	301,526	(22,423)
2	WTI Crude	Apr. 2017	104,890	108,020	3,130

					21,888

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	15

Consolidated Portfolio of Investments (continued)

as of February 28, 2017

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2017	Unrealized Appreciation (Depreciation)
	Short Positions:
1	Coffee ‘C’	May 2017	$54,150	$53,475	$675
6	Corn	May 2017	112,725	112,125	600
3	Gasoline RBOB	Apr. 2017	216,838	217,905	(1,067)
9	Natural Gas	May 2017	256,950	258,300	(1,350)
16	No. 2 Soft Red Winter Wheat	May 2017	353,600	355,000	(1,400)
11	Soybean Oil	May 2017	229,230	223,938	5,292

					2,750

					$24,638

Cash and foreign currency of $21,393 and U.S. Treasury Obligations with a combined market value of $3,249,461 have been segregated with Morgan Stanley to cover requirements for open futures contracts at February 28, 2017.

(1)	Represents positions held in the Cayman Subsidiary.

Forward foreign currency exchange contracts outstanding at February 28, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 03/15/17	Morgan Stanley	AUD	300	$224,985	$229,925	$4,940
Expiring 03/15/17	Morgan Stanley	AUD	150	113,243	114,963	1,720
British Pound,
Expiring 03/15/17	Morgan Stanley	GBP	1,850	2,319,738	2,296,532	(23,206)
Canadian Dollar,
Expiring 03/15/17	Morgan Stanley		CAD 1,350	1,004,627	1,016,528	11,901
Expiring 03/15/17	Morgan Stanley	CAD	150	114,479	112,948	(1,531)
Expiring 03/15/17	Morgan Stanley	CAD	50	38,243	37,649	(594)
New Zealand Dollar,
Expiring 03/15/17	Morgan Stanley	NZD	4,200	2,973,813	3,023,807	49,994
Expiring 03/15/17	Morgan Stanley	NZD	400	288,291	287,981	(310)
Expiring 03/15/17	Morgan Stanley	NZD	200	143,742	143,991	249
Norwegian Krone,
Expiring 03/15/17	Morgan Stanley	NOK	6,750	788,090	805,252	17,162
Expiring 03/15/17	Morgan Stanley	NOK	1,000	118,810	119,296	486
Expiring 03/15/17	Morgan Stanley	NOK	500	59,149	59,648	499

				$8,187,210	$8,248,520	61,310

See Notes to Consolidated Financial Statements.

16

Forward foreign currency exchange contracts outstanding at February 28, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 03/15/17	Morgan Stanley	AUD	850	$632,223	$651,456	$(19,233)
Euro,
Expiring 03/15/17	Morgan Stanley	EUR	1,600	1,704,472	1,696,308	8,164
Expiring 03/15/17	Morgan Stanley	EUR	100	106,708	106,019	689
Expiring 03/15/17	Morgan Stanley	EUR	50	53,539	53,009	530
Japanese Yen,
Expiring 03/15/17	Morgan Stanley	JPY	65,000	579,185	578,981	204
Expiring 03/15/17	Morgan Stanley	JPY	20,000	174,553	178,148	(3,595)
Expiring 03/15/17	Morgan Stanley	JPY	5,000	44,222	44,537	(315)
Swedish Krona,
Expiring 03/15/17	Morgan Stanley	SEK	26,000	2,838,889	2,882,808	(43,919)
Expiring 03/15/17	Morgan Stanley	SEK	2,000	219,715	221,755	(2,040)
Expiring 03/15/17	Morgan Stanley	SEK	750	84,227	83,158	1,069
Swiss Franc,
Expiring 03/15/17	Morgan Stanley	CHF	3,200	3,174,096	3,189,196	(15,100)
Expiring 03/15/17	Morgan Stanley	CHF	300	298,430	298,987	(557)
Expiring 03/15/17	Morgan Stanley	CHF	150	150,141	149,493	648

				$10,060,400	$10,133,855	(73,455)

						$(12,145)

Total return swap agreements outstanding at February 28, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	04/12/17	BRL	(2,208)	Pay or receive amounts based on the market value fluctuation of Bovespa Index Futures	$(4,985)	$—	$(4,985)
Credit Suisse First Boston Corp.	03/10/17	KRW	528,000	Pay or receive amounts based on the market value fluctuation of KOSPI 200 Index Futures	10,170	—	10,170
Credit Suisse First Boston Corp.	03/17/17	CHF	(1,607)	Pay or receive amounts based on the market value fluctuation of Swiss Market Index Futures	(81,137)	—	(81,137)

					$(75,952)	$—	$(75,952)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	17

Consolidated Portfolio of Investments (continued)

as of February 28, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$21,336,764	$—
Affiliated Mutual Fund	5,085,622	—	—
Other Financial Instruments*
Financial Futures Contracts	1,002,188	—	—
Commodity Futures Contracts	24,638	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(12,145)	—
OTC Total Return Swap Agreements	—	(75,952)	—

Total	$6,112,448	$21,248,667	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2017 were as follows (unaudited):

U.S. Treasury Obligations	68.0%
Affiliated Mutual Fund	16.2

84.2
Other assets in excess of liabilities	15.8

100.0%

See Notes to Consolidated Financial Statements.

18

Effects of Derivative Instruments on the Consolidated Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2017 as presented in the Consolidated Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker—variation margin futures	$67,795	*	Due from/to broker—variation margin futures	$43,157	*
Equity contracts	Due from/to broker—variation margin futures	1,072,102	*	Due from/to broker—variation margin futures	69,521	*
Equity contracts	Unrealized appreciation on OTC swap agreements	10,170		Unrealized depreciation on OTC swap agreements	86,122
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	98,255		Unrealized depreciation on OTC forward foreign currency exchange contracts	110,400
Interest rate contracts	Due from/to broker—variation margin futures	66,072	*	Due from/to broker—variation margin futures	66,465	*

Total		$1,314,394			$375,665

*	Includes cumulative appreciation (depreciation) as reported in schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	19

Consolidated Portfolio of Investments (continued)

as of February 28, 2017

The effects of derivative instruments on the Consolidated Statement of Operations for the year ended February 28, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Foreign Currency Exchange Contracts(1)	Swaps	Total
Commodity contracts	$(889,739)	$—	$—	$(889,739)
Equity contracts	1,405,872	—	(185,498)	1,220,374
Foreign exchange contracts	—	899,221	—	899,221
Interest rate contracts	(28,044)	—	—	(28,044)

Total	$488,089	$899,221	$(185,498)	$1,201,812

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Foreign Currency Exchange Contracts(2)	Swaps	Total
Commodity contracts	$149,298	$—	$—	$149,298
Equity contracts	2,350,145	—	(76,460)	2,273,685
Foreign exchange contracts	—	(381,615)	—	(381,615)
Interest rate contracts	69,359	—	—	69,359

Total	$2,568,802	$(381,615)	$(76,460)	$2,110,727

(1)	Included in net realized gain (loss) on foreign currency transactions in the Consolidated Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Consolidated Statement of Operations.

For the year ended February 28, 2017, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)	Forward Foreign Currency Exchange Contracts— Sold(2)	Total Return Swap Agreements(3)
$39,574,646	$27,747,971	$31,447,572	$33,325,628	$2,123,607

(1)	Value at Trade Date.
(2)	Value at Settlement Date.
(3)	Notional Amount in USD.

See Notes to Consolidated Financial Statements.

20

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and other financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and other financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Credit Suisse First Boston Corp.	$10,170	$(10,170)	$—	$—
Morgan Stanley	98,255	(98,255)	—	—

	$108,425

Counterparty	Gross Amounts of Recognized liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Credit Suisse First Boston Corp.	$(86,122)	$10,170	$75,952	$—
Morgan Stanley	(110,400)	98,255	—	(12,145)

	$(196,522)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Collateral amount disclosed by the Fund is limited to the Fund’s OTC derivatives exposure by counterparty.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	21

Consolidated Statement of Assets & Liabilities

as of February 28, 2017

Assets
Investments at value:
Unaffiliated investments (cost $21,334,083)	$21,336,764
Affiliated investments (cost $5,085,622)	5,085,622
Cash	4,372,095
Foreign currency, at value (cost $667,923)	671,459
Deposit with broker for futures	21,393
Unrealized appreciation on OTC forward foreign currency exchange contracts	98,255
Receivable for investments sold	33,533
Unrealized appreciation on OTC swap agreements	10,170
Dividend and interest receivable	1,068
Prepaid expenses	457

Total assets	31,630,816

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	110,400
Unrealized depreciation on OTC swap agreements	86,122
Accrued expenses and other liabilities	17,493
Custodian and accounting fee payable	16,912
Management fee payable	10,845
Due to broker—variation margin futures	3,620
Distribution fee payable	159
Affiliated transfer agent fee payable	86

Total liabilities	245,637

Net Assets	$31,385,179

Net assets were comprised of:
Shares of beneficial interest, at par	$3,159
Paid-in capital in excess of par	31,462,882

31,466,041
Distributions in excess of net investment income	(29,660)
Accumulated net realized loss on investment and foreign currency transactions	(996,835)
Net unrealized appreciation on investments and foreign currencies	945,633

Net assets, February 28, 2017	$31,385,179

See Notes to Consolidated Financial Statements.

22

Class A
Net asset value and redemption price per share, ($452,484 ÷ 45,642 shares of beneficial interest issued and outstanding)	$9.91
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.49

Class C
Net asset value, offering price and redemption price per share, ($95,372 ÷ 9,684 shares of beneficial interest issued and outstanding)	$9.85

Class Q
Net asset value, offering price and redemption price per share, ($30,717,972 ÷ 3,091,496 shares of beneficial interest issued and outstanding)	$9.94

Class Z
Net asset value, offering price and redemption price per share, ($119,351 ÷ 12,009 shares of beneficial interest issued and outstanding)	$9.94

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	23

Consolidated Statement of Operations

Year Ended February 28, 2017

Net Investment Income (Loss)
Income
Interest income	$73,331
Affiliated dividend income	19,808

Total income	93,139

Expenses
Management fee	400,729
Distribution fee—Class A	1,076
Distribution fee—Class C	846
Registration fees	95,000
Custodian and accounting fees	72,000
Audit fee	49,000
Shareholders’ reports	23,000
Legal fees and expenses	19,000
Offering expenses	16,000
Trustees’ fees	9,000
Transfer agent’s fees and expenses (including affiliated expense of $500)	1,000
Insurance expenses	1,000
Miscellaneous	17,361

Total expenses	705,012
Less: Management fee waiver and/or expense reimbursement	(334,641)
Distribution fee waiver—Class A	(179)

Net expenses	370,192

Net investment income (loss)	(277,053)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Futures transactions	488,089
Swap agreements transactions	(185,498)
Foreign currency transactions	854,620

1,157,211

Net change in unrealized appreciation (depreciation) on:
Investments	4,083
Futures	2,568,802
Swap agreements	(76,460)
Foreign currencies	(377,286)

2,119,139

Net gain (loss) on investment and foreign currency transactions	3,276,350

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,999,297

See Notes to Consolidated Financial Statements.

24

Consolidated Statement of Changes in Net Assets

	Year Ended February 28, 2017	April 21, 2015* through February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(277,053)	$(299,202)
Net realized gain (loss) on investment and foreign currency transactions	1,157,211	(778,111)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,119,139	(1,173,506)

Net increase (decrease) in net assets resulting from operations	2,999,297	(2,250,819)

Dividends from net investment income (Note 1)
Class A	(9,208)	—
Class C	(1,720)	—
Class Q	(827,983)	—
Class Z	(1,011)	—

	(839,922)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	439,748	30,244,096
Net asset value of shares issued in reinvestment of dividends and distributions	839,853	—
Cost of shares reacquired	(46,754)	(320)

Net increase (decrease) in net assets from Fund share transactions	1,232,847	30,243,776

Total increase (decrease)	3,392,222	27,992,957

Net Assets:
Beginning of period	27,992,957	—

End of period(a)	$31,385,179	$27,992,957

(a) Includes undistributed net investment income of:	$—	$205,723

*	Commencement of operations.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	25

Notes to Consolidated Financial Statements

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. At February 28, 2017, the Trust consisted of six investment portfolios: Prudential Jennison Select Growth Fund, Prudential QMA Strategic Value Fund, Prudential QMA Global Tactical Allocation Fund, Prudential Real Assets Fund, Prudential Global Absolute Return Bond Fund and Prudential Unconstrained Bond Fund. The information presented in these consolidated financial statements pertains to Prudential QMA Global Tactical Allocation Fund (the “Fund”), a non-diversified series of the Trust.

The Fund’s investment objective is to seek long-term risk adjusted total return.

The Fund wholly owns and controls the Prudential QMA Global Tactical Allocation Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary

26

invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of February 28, 2017, the Subsidiary had net assets of $5,175,312, representing 16.5% of the Fund’s net assets.

Note 1. Accounting Policies

The Fund and its subsidiary follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund and its subsidiary hold securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Consolidated Portfolio of Investments.

Derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Prudential QMA Global Tactical Allocation Fund	27

Notes to Consolidated Financial Statements (continued)

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

28

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund, as defined in the prospectus, entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated

Prudential QMA Global Tactical Allocation Fund	29

Notes to Consolidated Financial Statements (continued)

forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs). Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for consolidated financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

30

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Consolidated Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Consolidated Portfolio of Investments.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no

Prudential QMA Global Tactical Allocation Fund	31

Notes to Consolidated Financial Statements (continued)

intention to settle on a net basis and all amounts are presented on a gross basis on the Consolidated Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Consolidated Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Consolidated Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on consolidated financial statements.

32

As of February 28, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Offering and Organization Costs: Offering costs paid in connection with the offering of shares of the Fund are amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund are expensed on the first day of operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Prudential QMA Global Tactical Allocation Fund	33

Notes to Consolidated Financial Statements (continued)

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”), the Subadviser. The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PGIM Investments pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 1.15% of the average daily net assets of the Fund. The effective management fee rate was .22% for the year ended February 28, 2017.

PGIM Investments has contractually agreed through June 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to 1.25% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Subsidiary has entered into a separate management agreement with PGIM Investments whereby PGIM Investments provides advisory and other services to the Subsidiary substantially similar to the services provided by PGIM Investments to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of 1.15% of the average daily net assets of the Subsidiary. PGIM Investments has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PGIM Investments also had entered into a separate Subadvisory Agreement with QMA relating to the Subsidiary.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, and Class Z shares of the Fund. The Fund compensates PIMS for distributing and

34

servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, and 1% of the average daily net assets of the Class A and Class C shares, respectively. Through June 30, 2018, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $3,764 in front-end sales charges resulting from sales of Class A shares during the year ended February 28, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended February 28, 2017, there were no contingent deferred sales charges imposed.

PGIM Investments, PIMS and QMA are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the year ended February 28, 2017.

Prudential QMA Global Tactical Allocation Fund	35

Notes to Consolidated Financial Statements (continued)

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income and accumulated net realized loss on investment and foreign currency transactions. For the year ended February 28, 2017, the adjustments were to decrease distributions in excess of net investment income and increase accumulated net realized loss on investment and foreign currency transactions by $881,592 due to differences in the treatment for book and tax purposes related to the investment in the Subsidiary and foreign currencies transactions. Net investment loss, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by this change.

For the year ended February 28, 2017, the tax character of dividends paid by the Fund was $839,922 of ordinary income. For the period ended February 29, 2016, there were no distributions paid by the Fund.

As of February 28, 2017, the accumulated undistributed earnings on a tax basis were $55,760 of ordinary income and $784,734 of long-term capital gains. This differs from the amount shown on the Consolidated Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the total net unrealized depreciation as of February 28, 2017 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustment	Total Net Unrealized Depreciation
$26,419,705	$7,311	$(4,630)	$2,681	$(826,472)	$(823,791)

The other cost basis adjustment was primarily attributable to appreciation (depreciation) of foreign currency, mark-to-market of futures contracts and the tax treatment of the investment in the Subsidiary.

The Fund utilized approximately $2,106,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended February 28, 2017.

36

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q, and Class Z shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of February 28, 2017, Prudential owned 1,028 Class A shares, 1,021 Class C shares, 3,091,496 Class Q shares and 1,030 Class Z shares of the Fund. At reporting end, one shareholders of record held 98% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended February 28, 2017:
Shares sold	35,256	$331,922
Shares issued in reinvestment of dividends and distributions	1,005	9,207
Shares reacquired	(2,971)	(28,365)

Net increase (decrease) in shares outstanding before conversion	33,290	312,764
Shares reacquired upon conversion into other share class(es)	(1,421)	(13,403)

Net increase (decrease) in shares outstanding	31,869	$299,361

Period ended February 29, 2016*:
Shares sold	13,773	$130,381

Net increase (decrease) in shares outstanding	13,773	$130,381

Prudential QMA Global Tactical Allocation Fund	37

Notes to Consolidated Financial Statements (continued)

Class C	Shares	Amount
Year ended February 28, 2017:
Shares sold	1,125	$10,660
Shares issued in reinvestment of dividends and distributions	180	1,652

Net increase (decrease) in shares outstanding	1,305	$12,312

Period ended February 29, 2016*:
Shares sold	8,378.6	$82,731

Net increase (decrease) in shares outstanding	8,378.6	$82,731

Class Q
Year ended February 28, 2017:
Shares sold	—	$53
Shares issued in reinvestment of dividends and distributions	90,496	827,983

Net increase (decrease) in shares outstanding	90,496	$828,036

Period ended February 29, 2016*:
Shares sold	3,001,000	$30,010,000

Net increase (decrease) in shares outstanding	3,001,000	$30,010,000

Class Z
Year ended February 28, 2017:
Shares sold	10,266	$97,113
Shares issued in reinvestment of dividends and distributions	108	1,011
Shares reacquired	(1,916)	(18,389)

Net increase (decrease) in shares outstanding before conversion	8,458	79,735
Shares issued upon conversion from other share class(es)	1,418	13,403

Net increase (decrease) in shares outstanding	9,876	$93,138

Period ended February 29, 2016*:
Shares sold	2,166	$20,984
Shares reacquired	(33)	(320)

Net increase (decrease) in shares outstanding	2,133	$20,664

*	Commencement of operations was April 21, 2015.

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the

38

SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the year ended February 28, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the consolidated financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company consolidated financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential QMA Global Tactical Allocation Fund	39

Consolidated Financial Highlights

Class A Shares
	Year Ended February 28, 2017	April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.24	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.11)	(.12)
Net realized and unrealized gain (loss) on investments	1.03	(.64)
Total from investment operations	.92	(.76)
Less Dividends and Distributions:
Dividends from net investment income	(.25)	-
Net asset value, end of period	$9.91	$9.24
Total Return(a)	10.25%	(7.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$452	$127
Average net assets (000)	$359	$57
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.50%	1.50%	(e)
Expense before waivers and/or expense reimbursement	2.85%	4.00%	(e)
Net investment income (loss)	(1.17)%	(1.45)%	(e)
Portfolio turnover rate	0%	0%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

40

Class C Shares

	Year Ended February 28, 2017	April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.18)	(.18)
Net realized and unrealized gain (loss) on investments	1.04	(.64)
Total from investment operations	.86	(.82)
Less Dividends and Distributions:
Dividends from net investment income	(.19)	-
Net asset value, end of period	$9.85	$9.18
Total Return(a)	9.57%	(8.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$95	$77
Average net assets (000)	$85	$63
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	2.25%	2.25%	(e)
Expense before waivers and/or expense reimbursement	3.58%	5.08%	(e)
Net investment income (loss)	(1.93)%	(2.20)%	(e)
Portfolio turnover rate	0%	0%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	41

Consolidated Financial Highlights (continued)

Class Q Shares
	Year Ended February 28, 2017	April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.25	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.09)	(.10)
Net realized and unrealized gain (loss) on investments	1.05	(.65)
Total from investment operations	.96	(.75)
Less Dividends and Distributions:
Dividends from net investment income	(.27)	-
Net asset value, end of period	$9.94	$9.25
Total Return(a)	10.70%	(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,718	$27,769
Average net assets (000)	$28,961	$28,796
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.25%	1.25%	(e)
Expense before waivers and/or expense reimbursement	2.38%	3.33%	(e)
Net investment income (loss)	(.93)%	(1.20)%	(e)
Portfolio turnover rate	0%	0%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

42

Class Z Shares
	Year Ended February 28, 2017	April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.25	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.09)	(.10)
Net realized and unrealized gain (loss) on investments	1.05	(.65)
Total from investment operations	.96	(.75)
Less Dividends and Distributions:
Dividends from net investment income	(.27)	-
Net asset value, end of period	$9.94	$9.25
Total Return(a)	10.70%	(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119	$20
Average net assets (000)	$71	$13
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.25%	1.25%(e)
Expense before waivers and/or expense reimbursement	2.54%	3.97%(e)
Net investment income (loss)	(.91)%	(1.20)%(e)
Portfolio turnover rate	0%	0%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	43

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 3:

We have audited the accompanying consolidated statement of assets and liabilities of Prudential QMA Global Tactical Allocation Fund and subsidiary (collectively, the “Fund”), one of six the series constituting Prudential Investment Portfolios 3, including the consolidated portfolio of investments, as of February 28, 2017, and the related consolidated statement of operations for the year then ended, and consolidated statements of changes in net assets, and the consolidated financial highlights for the year then ended and the period from April 21, 2015 (commencement of operations) to February 29, 2016. These consolidated financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2017, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods described in the first paragraph, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 17, 2017

44

Tax Information (unaudited)

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 3.45% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

Prudential QMA Global Tactical Allocation Fund	45

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (59) Board Member Portfolios Overseen: 88	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (64) Board Member Portfolios Overseen: 88	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (64) Board Member Portfolios Overseen: 88	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential QMA Global Tactical Allocation Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (60) Board Member & Independent Chair Portfolios Overseen: 88	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (71) Board Member Portfolios Overseen: 88	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (73) Board Member & Independent Vice Chair Portfolios Overseen: 88	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (73) Board Member Portfolios Overseen: 88	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (54) Board Member & President Portfolios Overseen: 88	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (43) Board Member & Vice President Portfolios Overseen: 88	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (57) Board Member Portfolios Overseen: 86	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

(1) The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 2000; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential QMA Global Tactical Allocation Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (61) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (59) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (58) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (42) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Andrew R. French (54) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Theresa C. Thompson (54) Deputy Chief Compliance Officer	Vice President, Compliance, PGIM Investments LLC (since April 2004); and Director, Compliance, PGIM Investments LLC (2001-2004).	Since 2008
Charles H. Smith (43) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since 2016
M. Sadiq Peshimam (53) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (58) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (49) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (55) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (48) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
∎	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

Prudential QMA Global Tactical Allocation Fund

∎	“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Global Tactical Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA GLOBAL TACTICAL ALLOCATION FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PTALX	PTCLX	PTQLX	PTZLX
CUSIP	74440K728	74440K710	74440K694	74440K686

MF227E

     PRUDENTIAL UNCONSTRAINED BOND FUND

ANNUAL REPORT

FEBRUARY 28, 2017

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Objective: Positive returns over the long term regardless of market conditions

Highlights

PRUDENTIAL UNCONSTRAINED BOND FUND

•

Sector allocation against the Bank of America/Merrill Lynch 3-Month LIBOR Index (the Index) was a large contributor to the Fund’s relative performance, highlighted by positions in high yield corporate bonds, emerging markets debt, and commercial mortgage-backed securities (CMBS).

•	Security selection among high yield bonds, non-agency mortgage-backed securities, CMBS, interest rate swaps, emerging markets debt, and collateralized loan obligations added to relative returns.

•	The Fund was hurt by its curve positioning strategy, as the portfolio was positioned to benefit from a flatter yield curve.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Unconstrained Bond Fund informative and useful. The report covers performance for the 12-month period ended February 28, 2017. We are proud to announce that Prudential Investments will be known as PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name is changing: The name of your Fund and its management and operation will not change.

The reporting period was dominated by headline events. Most prominent was the surprising end to a dramatic US election season, as Donald Trump was elected 45th president of the US. In the wake of the election, investor sentiment was positive for both the economy and the markets in anticipation of a more pro-business environment under a Trump-led administration. Another major headline event was Brexit—the term used to represent Britain’s decision to leave the European Union. This referendum raised further economic and political uncertainty over the future of existing trade and commerce agreements. Meanwhile, the US economy’s recovery strengthened as labor markets tightened.

Equity markets in the US reached new highs as stocks experienced powerful gains after the US election, as equity investors appeared to believe that the new administration would quickly implement measures to boost growth. European stocks generally advanced as the eurozone economy continued to experience slow growth. Most Asian markets gained. In aggregate, emerging markets turned in very strong results.

In a move widely anticipated by the markets, the Federal Reserve raised its federal funds rate by 0.25% during its December 2016 policy meeting. Shortly after the reporting period on March 15, the Federal Reserve decided to hike rates by 0.25%. Additional rate hikes are planned for 2017. Overall, fixed income markets experienced mixed returns, as rising interest rates and concerns over potential inflation jolted bond markets later in the period.

Given the uncertainty in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, build a diversified plan that’s right for you, and make adjustments when necessary.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Unconstrained Bond Fund

April 14, 2017

Prudential Unconstrained Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/17
	One Year (%)	Since Inception (%)
Class A	16.01	10.75 (7/9/15)
Class C	15.13	9.32 (7/9/15)
Class Z	16.30	11.21 (7/9/15)
BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index	0.72	0.92
Bloomberg Barclays US Aggregate Bond Index	1.42	4.22
Lipper Alternative Credit Focus Funds Average	8.62	4.16

Average Annual Total Returns (With Sales Charges) as of 2/28/17
	One Year (%)	Since Inception (%)
Class A	10.79	3.46 (7/9/15)
Class C	14.13	5.57 (7/9/15)
Class Z	16.30	6.67 (7/9/15)
BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index	0.72	0.55
Bloomberg Barclays US Aggregate Bond Index	1.42	2.51
Lipper Alternative Credit Focus Funds Average	8.62	2.45

Average Annual Total Returns (Without Sales Charges) as of 2/28/17
	One Year (%)	Since Inception (%)
Class A	16.01	6.40 (7/9/15)
Class C	15.13	5.57 (7/9/15)
Class Z	16.30	6.67 (7/9/15)

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Unconstrained Bond Fund (Class A shares) with a similar investment in the BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index by portraying the initial account values at the beginning of the period for Class A shares (July 9, 2015) and the account values at the end of the current fiscal year (February 28, 2017) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class C and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Prudential Unconstrained Bond Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None

Benchmark Definitions

Bank of America Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index—The BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity (CM) Index (the Index) is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Index returns do not include the effect of any mutual fund sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of these expenses.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC-registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (the Lipper Average) is based on the average return of all mutual funds in the Lipper Alternative Credit Focus Funds Universe. Returns do not include the effect of any sales charges or taxes.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

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Credit Quality expressed as a percentage of total investments as of 2/28/17 (%)
AAA	2.0
AA	7.3
A	4.6
BBB	11.6
BB	20.5
B	17.2
CCC	6.6
CC	0.9
C	0.1
D	0.1
Not Rated	12.8
Cash/Cash Equivalents	16.1
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/28/17
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.63	3.81	3.77
Class C	0.55	3.23	3.12
Class Z	0.66	4.22	4.07

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Prudential Unconstrained Bond Fund	7

Strategy and Performance Overview

How did the Fund perform?

The Prudential Unconstrained Bond Fund’s Class A shares returned 16.01% during the 12-month reporting period that ended February 28, 2017. This compares with the return of 8.62% for the Index and the 0.72% return of the Lipper Fixed Income Alternative Credit Funds Average during the same period.

What were market conditions?

•

During the second quarter of 2016, fears about the global economy receded amidst considerable credit stimulus from China, stronger-than-expected first-quarter European growth, and signs the Japanese economy was doing better than widely believed. However, in June, the UK’s surprise vote to leave the European Union (commonly known as Brexit) rattled investors as it highlighted political uncertainties in Europe. US Treasury yields declined, though not as much as yields in other developed markets countries. Investment-grade corporate bonds and high yield corporate bonds outperformed US Treasury securities. Bouncing back from poor performance earlier in the year, the commodity sectors, including energy and metals & mining, were amongst the strongest performers in the second quarter of 2016.

•

Investors awaited central bank guidance for much of the third quarter, with global yields remaining relatively range-bound. US corporate bonds benefited from positive, albeit modest, US economic momentum and strong demand from global investors seeking yield against a backdrop of aggressive central bank policies that included negative interest rates in Europe and Japan, as well as the European Central Bank’s (ECB) corporate bond purchase program. Overall, US investment-grade bonds outperformed US Treasury securities as credit spreads (yield differentials) narrowed. High yield bonds were bolstered by the resurgence of commodity-related sectors and the outperformance of lower-rated credits.

•

During the fourth quarter, US corporate bonds broadly outperformed Treasuries as credit spreads tightened. After Donald Trump was elected president in the November election, investors focused on the impact on US economic growth of potentially lower taxes, deregulation, and increased infrastructure spending. In December, the Fed raised the target federal funds rate by 25 basis points to a range between 0.50% and 0.75%. (A basis point is 1/100th of a percent.) Investment-grade bonds were supported by modestly improving US growth and still healthy credit fundamentals. The high yield bond market posted gains as spreads narrowed.

•

2017 began with a solid trajectory. The US economy and the balance of growth and inflation risks have improved notably since this time last year when real economic growth was decelerating, economy-wide corporate profits were declining, and commodity prices and inflation expectations were dropping precipitously. The “reflation” move in financial markets since the US elections on November 8 appears to reflect both the possibility

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going forward of a boost to long-term economic growth potential through tax and regulatory reforms, as well as a short-term stimulus lift to growth through tax cuts and infrastructure spending. As such, expected policy changes under the new administration impart an upward bias to economic growth over the next few years before the effects of any short-term stimulus subsequently unwind.

What worked?

•

Sector allocations was a large contributor to the Fund’s relative performance, highlighted by positions in high yield corporate bonds, emerging markets debt, and commercial mortgage-backed securities (CMBS).

•

Security selection among high yield bonds, non-agency mortgage-backed securities, CMBS, interest rate swaps, emerging markets debt, and collateralized loan obligations added to relative returns. Among corporate bonds, the Fund benefited from its positioning in the industrial, electric & water, and foreign non-corporate sectors.

•	In terms of specific issuers, overweights in Laureate Education (industrial), Dynegy (electric & water), and Intelsat Investments (media & entertainment) contributed positively.

What didn’t work?

•

The Fund was hurt by its curve positioning strategy, as the portfolio was positioned to benefit from a flatter yield curve. A curve positioning strategy attempts to gain from changes in the Treasury yield curve.

•	Although security selection overall was positive within corporate bonds, holdings in the banking and health care & pharmaceutical sectors limited relative performance.

•	Among specific issuers, overweights in HCA (health care) and Morgan Stanley (banking) were modest detractors from results.

Did the Fund use derivatives and how did they affect performance?

•

The Fund held futures contracts on US Treasury securities and on interest rate swaps to help manage the portfolio’s duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a positive impact on performance during the reporting period.

•	In addition, the Fund traded foreign exchange derivatives, which had a positive impact on performance.

•

The Fund also used credit default swaps to hedge the credit risk of the portfolio (i.e., to increase or decrease credit risk). Credit default swaps establish exposure to a desired credit or index. The use of credit default swaps had a positive impact on performance during the period.

Prudential Unconstrained Bond Fund	9

Strategy and Performance Overview (continued)

Current outlook

•

PGIM Fixed Income maintains a positive view of fundamentals within US spread sectors, including high yield and investment-grade corporate bonds, emerging markets debt, bank loans, and structured products (CMBS and asset-backed securities).

•

Regarding investment-grade bonds, PGIM Fixed Income has a neutral outlook overall but believes the asset class is currently supported by higher commodity prices and central bank monetary policies. Although credit fundamentals remained strong at the end of the period, near-term risks had increased, including possible changes in tax policy as well as protectionist trade policy by the Trump administration. Additionally, uncertainty about the impact of Brexit, European elections, and the tapering of the ECB’s bond purchase program could potentially induce volatility.

•

In financials at the end of the period, the Fund was overweight US money center banks. (A money center bank focuses its borrowing and lending activities on governments, large corporations, and regular banks.)

•

In industrials, the Fund was biased toward companies that had already weathered a challenging “event,” as higher-quality corporations continued to take on debt and consolidation remained a concern. PGIM Fixed Income generally prefers US-centric issuers over multinational companies or exporters, which could be vulnerable to a strong US dollar, lower global growth, and potential protectionist trade policies. Among the main near-term risks: the policies of the new US administration, political instability around the world, and the impact of the Fed’s moves to tighten monetary policy.

•

In terms of high yield bonds, PGIM Fixed Income believes demand will be supported by a thirst for yield as global interest rates fall due to low inflation. Default rates outside of the energy and basic materials sectors should remain benign through 2018. Issues that could weigh on the high yield bond market include Fed monetary policy and global geopolitical concerns.

•

Within asset-backed securities, PGIM Fixed Income favors select issuers in the consumer loan, subprime auto, and refinance private student loan sectors. Certain high-quality, potentially higher-yielding auto and credit card issuers also appear to be attractive potential investments.

•	Within CMBS, PGIM Fixed Income is finding value in high-quality securities among new issue conduit deals.

10	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Unconstrained Bond Fund	11

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Unconstrained Bond Fund		Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,042.50	1.15%	$5.82
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class C	Actual	$1,000.00	$1,038.70	1.90%	$9.60
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49
Class Z	Actual	$1,000.00	$1,043.80	0.90%	$4.56
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2017, and divided by the 365 days in the Fund’s fiscal year ended February 28, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the 12-month period ended February 28, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.77	1.15
C	2.56	1.90
Z	1.67	0.90

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

12	Visit our website at pgiminvestments.com

Portfolio of Investments

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 83.1%

ASSET-BACKED SECURITIES 15.0%

Collateralized Loan Obligations 7.8%
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A	2.434	%(a)	01/24/29		250	$250,423
CVC CorDATUS Loan Fund III Ltd. (Ireland), Series 3A, Class C2R, 144A	3.000		07/15/27	EUR	250	265,588
Griffith Park CLO DAC (Ireland), Series 1A, Class A2B, 144A	2.150		10/15/29	EUR	500	527,953
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440		04/15/25		500	501,677
St. Paul’s CLO VII DAC (Netherlands), Series 7A, Class B2, 144A^	2.400		04/30/30	EUR	500	529,700
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.439	(a)	10/30/23		250	250,965

						2,326,306

Non-Residential Mortgage-Backed Securities 2.5%
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320		07/18/25		500	498,615
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850		11/08/21		250	247,979

						746,594

Residential Mortgage-Backed Securities 4.7%
Bayview Opportunity Master Fund IIIA Trust, Series 2016-RN3, Class A1, 144A	3.598		09/29/31		309	308,524
Credit Suisse Mortgage Trust, Series 16-RPL1, Class A1, 144A	3.742	(a)	12/26/46		452	451,479
HSBC Home Equity Loan Trust, Series 2007-1, Class M2	1.259	(a)	03/20/36		300	289,210
New Century Home Equity Loan Trust, Series 2003-6, Class M1	1.858	(a)	01/25/34		147	138,243
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500		10/25/46		233	231,840

						1,419,296

TOTAL ASSET-BACKED SECURITIES (cost $4,500,558)						4,492,196

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.7%
BBCMS Mortgage Trust, Series 2016-ETC, Class E, 144A	3.609	(a)	08/14/36		250	220,974
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM	5.724	(a)	12/10/49		310	312,848

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	13

Portfolio of Investments (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A (original cost $250,000; purchased 12/09/16)(b)(c)	3.808	%(a)	12/10/36		250	$240,503
Series 2016-85T, Class E, 144A (original cost $250,000; purchased 12/09/16)(b)(c)	3.808	(a)	12/10/36		250	225,766
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.368	(a)	03/25/26		1,159	115,809

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,111,708)						1,115,900

CORPORATE BONDS 42.9%

Advertising 0.4%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750		10/01/22		125	110,000

Auto Manufacturers 0.6%
Ford Motor Co., Sr. Unsec’d. Notes	6.625		10/01/28		70	83,493
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200		01/15/24	EUR	100	105,919

						189,412

Auto Parts & Equipment 0.4%
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875		04/01/24	EUR	100	113,226

Banks 5.1%
Bank of America Corp., Jr. Sub. Notes	6.100	(a)	12/29/49		110	117,356
Jr. Sub. Notes	8.125	(a)	12/29/49		130	136,175
Citigroup, Inc., Jr. Sub. Notes	5.950	(a)	12/29/49		235	245,571
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700	(a)	12/29/49		130	133,900
Sr. Unsec’d. Notes	3.850		01/26/27		150	151,625
ICICI Bank Ltd. (India), Jr. Sub. Notes, RegS	6.375	(a)	04/30/22		100	100,100
JPMorgan Chase & Co., Jr. Sub. Notes	6.000	(a)	12/29/49		120	125,700
Jr. Sub. Notes	7.900	(a)	12/29/49		125	130,000
Morgan Stanley, Jr. Sub. Notes	5.450	(a)	07/29/49		250	256,448
Wells Fargo & Co., Jr. Sub. Notes	7.980	(a)	03/29/49		119	125,248

						1,522,123

Building Materials 0.3%
US Concrete, Inc., Gtd. Notes	6.375		06/01/24		75	79,313

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 1.6%
Blue Cube Spinco, Inc., Gtd. Notes	9.750%	10/15/23		115	$137,137
Hexion, Inc., Sr. Sec’d. Notes	10.000	04/15/20		105	105,788
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(b)	7.500	02/15/19		250	249,375

					492,300

Commercial Services 1.5%
AMN Healthcare, Inc., Gtd. Notes, 144A	5.125	10/01/24		25	25,438
Laureate Education, Inc., Gtd. Notes, 144A	10.000	09/01/19		300	313,875
United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27		25	25,552
Gtd. Notes	5.875	09/15/26		25	26,312
Gtd. Notes	7.625	04/15/22		47	49,071

					440,248

Computers 0.2%
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375	04/01/23		50	54,875

Containers & Packaging 0.1%
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500	08/15/19		50	41,375

Distribution/Wholesale 0.3%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23		100	99,500

Diversified Financial Services 0.5%
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27		45	45,333
Hexion 2 US Finance Corp., Sr. Sec’d. Notes, 144A	13.750	02/01/22		100	97,000

					142,333

Electric 2.7%
Calpine Corp., Sr. Unsec’d. Notes	5.500	02/01/24		105	103,950
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A(b)	5.125	06/15/21	EUR	100	112,148
DPL, Inc., Sr. Unsec’d. Notes	7.250	10/15/21		125	133,125
Dynegy, Inc., Gtd. Notes(d)	7.625	11/01/24		275	261,250
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $250,000; purchased 08/05/15)(b)(c)(d)	9.875	10/15/20		250	183,750
NRG Energy, Inc., Gtd. Notes	7.875	05/15/21		12	12,450

					806,673

Entertainment 2.1%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	7.000	02/28/42	GBP	100	130,915

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	15

Portfolio of Investments (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23		175	$187,512
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	05/01/24		100	101,750
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		75	70,500
Gtd. Notes	10.000	12/01/22		125	132,656

					623,333

Environmental Control 1.2%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24		100	102,250
Clean Harbors, Inc., Gtd. Notes	5.250	08/01/20		250	255,375

					357,625

Food 2.2%
JBS USA LLC, Sr. Unsec’d. Notes, RegS(b)	5.750	06/15/25		280	289,100
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000	11/01/19		75	78,656
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	6.750	06/01/21		300	299,250

					667,006

Healthcare-Products 0.4%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostic SA, Sr. Unsec’d. Notes, 144A	6.625	05/15/22		125	111,563

Healthcare-Services 3.6%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625	02/15/23		75	77,063
CHS/Community Health Systems, Inc., Gtd. Notes	6.875	02/01/22		225	197,437
HCA, Inc., Gtd. Notes	5.375	02/01/25		375	392,344
Kindred Healthcare, Inc., Gtd. Notes	8.000	01/15/20		175	176,750
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A(b)	6.250	07/01/22	EUR	125	143,363
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750	02/01/20		100	101,750

					1,088,707

Home Builders 2.2%
Beazer Homes USA, Inc., Gtd. Notes	7.500	09/15/21		150	156,000
KB Home, Gtd. Notes	7.250	06/15/18		150	157,875
Lennar Corp., Gtd. Notes	4.750	05/30/25		150	151,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250	04/15/21		100	102,500
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22		100	104,000

					672,250

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Household Products/Wares 0.4%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	100	$109,481

Iron/Steel
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26		7	7,726

Leisure Time 0.7%
Silversea Cruise Finance Ltd. (Bahamas), Sr. Sec’d. Notes, 144A	7.250	02/01/25		75	78,187
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(b)	6.250	05/15/25		100	96,250
Sr. Unsec’d. Notes, 144A(b)	8.500	10/15/22		25	26,125

					200,562

Lodging 1.0%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250	11/15/22		125	134,375
MGM Resorts International, Gtd. Notes	8.625	02/01/19		150	165,750

					300,125

Media 2.7%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625	09/15/17		200	206,250
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500	05/01/26		75	79,594
Sr. Unsec’d. Notes, 144A	5.875	04/01/24		50	53,625
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750	07/15/25		200	221,500
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384	10/23/35		15	17,139
Sr. Sec’d. Notes	6.484	10/23/45		15	17,410
Sr. Sec’d. Notes	6.834	10/23/55		5	5,858
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500	11/15/22		100	101,000
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26		75	76,969
Time Warner, Inc., Gtd. Notes	3.800	02/15/27		25	24,731

					804,076

Mining 1.0%
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500	11/01/20		125	132,812
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22		150	151,875

					284,687

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	17

Portfolio of Investments (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.7%
Amsted Industries, Inc., Gtd. Notes, 144A(b)	5.000%	03/15/22	200	$202,000

Oil & Gas 0.5%
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375	03/13/22	10	10,460
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375	04/01/23	125	126,250

				136,710

Pharmaceuticals 2.2%
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25	200	178,750
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250	04/01/22	125	129,688
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750	11/01/24	125	130,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875	05/15/23	100	81,375
Gtd. Notes, 144A	7.500	07/15/21	135	124,031

				644,469

Retail 2.2%
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	100	105,250
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(d)	8.000	10/15/21	300	188,250
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250	06/30/20	75	74,625
Ruby Tuesday, Inc., Gtd. Notes	7.625	05/15/20	125	121,250
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(b)	8.000	06/15/22	200	164,000

				653,375

Semiconductors 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875	01/15/27	50	50,348
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250	08/01/23	125	126,094
Sr. Unsec’d. Notes, 144A	5.250	01/15/24	100	101,250
Sr. Unsec’d. Notes, 144A	5.625	01/15/26	75	77,062

				354,754

Software 2.5%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21	300	304,500
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23	200	215,000

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Software (cont’d.)
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57		20	$20,753
Quintiles IMS, Inc., Sr. Unsec’d. Notes	3.500	10/15/24	EUR	200	218,223

					758,476

Telecommunications 2.1%
Avaya, Inc., Sec’d. Notes, 144A(b)(h)	10.500	03/01/21		150	41,250
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750	06/01/21		250	140,625
Sprint Communications, Inc., Gtd. Notes, 144A(b)	9.000	11/15/18		225	246,094
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125	04/30/18		200	214,508

					642,477

Transportation 0.3%
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	7.875	07/31/23		100	103,500

TOTAL CORPORATE BONDS (cost $12,318,199)					12,814,280

FOREIGN GOVERNMENT BONDS 1.3%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875	04/22/21		150	160,050
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500	05/06/21		100	110,625
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		100	103,866

TOTAL FOREIGN GOVERNMENT BONDS (cost $364,592)					374,541

NON-CORPORATE FOREIGN AGENCIES 2.0%
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510	03/07/22		100	110,607
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN, RegS	9.125	07/02/18		100	108,264
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750	01/20/20		100	113,450
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125	01/17/22		5	5,137
Gtd. Notes	7.375	01/17/27		10	10,460
Gtd. Notes	8.375	05/23/21		70	78,071
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950	06/09/21		150	169,875

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $577,796)					595,864

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	19

Portfolio of Investments (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES 16.9%
Alternative Loan Trust, Series 2006-11CB, Class 2A1	6.250%		05/25/36	193	$134,644
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	2.926	(a)	10/25/28	290	289,742
CIM Trust, Series 2017-2, Class A1, 144A^	2.780	(a)	12/25/57	200	198,500
Credit Suisse Mortgage Trust, Series 2016-12R, Class 1A1, 144A	3.271	(a)	02/28/47	286	285,455
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2	6.028	(a)	10/25/23	520	587,627
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3	5.328	(a)	10/25/24	250	269,351
Series 2015-DNA1, Class M3	4.078	(a)	10/25/27	500	532,291
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-7, Class A, 144A	2.780	(a)	07/01/20	690	687,036
Series 2015-8, Class A2, 144A	4.280	(a)	08/01/20	1,000	1,004,616
Series 2016-1, Class A1, 144A	2.780	(a)	01/01/21	341	336,180
Series 2016-3, Class A, 144A	2.780	(a)	09/01/21	148	149,246
Series 2016-5, Class A1, 144A	2.780	(a)	11/01/21	210	208,878
Series 2016-6, Class A, 144A	2.780	(a)	11/01/21	97	96,325
Series 2017-1, Class A, 144A^	2.780	(a)	01/01/22	258	255,463

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,919,499)					5,035,354

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Bonds	2.875		11/15/46	120	117,670
U.S. Treasury Notes	1.875		02/28/22	100	99,973

TOTAL U.S. TREASURY OBLIGATIONS (cost $216,220)					217,643

				Shares

COMMON STOCK 0.1%

Oil, Gas & Consumable Fuels
Pacific Exploration And Production Corp. (Colombia)* (cost $39,108)				1,116	43,301

PREFERRED STOCKS 0.5%

Independent Power & Renewable Electricity Producers
Dynegy, Inc. Series A, 5.375%(b) (cost $223,000)				5,000	149,600

TOTAL LONG-TERM INVESTMENTS (cost $24,270,680)					24,838,679

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 15.4%

AFFILIATED MUTUAL FUNDS 13.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(f)	3,195,256	$3,195,256
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $897,730; includes $897,235 of cash collateral for securities on loan)(e)(f)	897,538	897,808

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,092,986)(Note 3)		4,093,064

	Principal Amount (000)#
REPURCHASE AGREEMENT(g) 1.7%
VOLT LLC, Series 2016 - NPL2, Class M1, 3.40%, dated 02/21/17, due 05/22/17 in the amount of $504,253 (cost $500,000)(b)	500	500,000

TOTAL SHORT-TERM INVESTMENTS (cost $4,592,986)		4,593,064

TOTAL INVESTMENTS 98.5% (cost $28,863,666) (Note 5)		29,431,743
Other assets in excess of liabilities(i) 1.5%		444,264

NET ASSETS 100.0%		$29,876,007

The following abbreviations are used in annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

BBSW—Australian Bank Bill Swap Reference Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

IO—Interest Only (Principal amount represents notional)

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

PIK—Payment-in-Kind

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	21

Portfolio of Investments (continued)

as of February 28, 2017

STACR—Structured Agency Credit Risk

USOIS—United States Overnight Index Swap

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $988,026 and 3.3% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2017.
(b)	Indicates a security that has been deemed illiquid; the aggregate value of $2,869,324 is approximately 9.6% of net assets. (unaudited)
(c)	Indicates a restricted security; the aggregate original cost of such securities is $750,000. The aggregate value, $650,019, is approximately 2.2% of net assets.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $876,719; cash collateral of $897,235 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	Repurchase Agreement is collateralized by Asset-Backed Security (coupon rate 0.000%, maturity date 03/26/46), with the aggregate value, including accrued interest, of $700,000.

See Notes to Financial Statements.

22

(h)	Represents issuer in default on interest payments. Non-income producing security.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at February 28, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
11	5 Year U.S. Treasury Notes	Jun. 2017	$1,293,204	$1,294,734	$1,530
19	10 Year U.S. Treasury Notes	Jun. 2017	2,360,610	2,366,985	6,375
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	637,320	647,125	9,805

					17,710

	Short Positions:
35	2 Year U.S. Treasury Notes	Jun. 2017	7,568,516	7,574,219	(5,703)
4	20 Year U.S. Treasury Bonds	Jun. 2017	600,781	606,625	(5,844)

					(11,547)

					$6,163

Cash of $129,188 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at February 28, 2017.

Forward foreign currency exchange contracts outstanding at February 28, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/12/17	UBS AG	AUD	46	$35,000	$35,130	$130
Expiring 04/12/17	UBS AG	AUD	37	28,000	28,161	161
Expiring 04/12/17	UBS AG	AUD	34	26,000	25,946	(54)
Brazilian Real,
Expiring 04/04/17	Citigroup Global Markets	BRL	253	80,000	80,563	563
Expiring 04/04/17	Citigroup Global Markets	BRL	249	79,000	79,365	365
British Pound,
Expiring 04/27/17	Citigroup Global Markets	GBP	39	48,000	47,905	(95)
Expiring 04/27/17	UBS AG	GBP	72	90,000	89,569	(431)
Expiring 04/27/17	UBS AG	GBP	19	24,000	23,902	(98)
Canadian Dollar,
Expiring 04/12/17	Citigroup Global Markets	CAD	50	38,000	37,508	(492)
Expiring 04/12/17	UBS AG	CAD	115	87,000	86,417	(583)
Expiring 04/12/17	UBS AG	CAD	42	32,000	31,561	(439)
Expiring 04/12/17	UBS AG	CAD	30	23,000	22,935	(65)
Expiring 04/12/17	UBS AG	CAD	18	14,000	13,791	(209)

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	23

Portfolio of Investments (continued)

as of February 28, 2017

Forward foreign currency exchange contracts outstanding at February 28, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Chinese Renminbi,
Expiring 04/26/17	Citigroup Global Markets	CNH	900	$130,000	$130,632	$632
Expiring 04/26/17	UBS AG	CNH	649	94,000	94,226	226
Colombian Peso,
Expiring 04/12/17	Citigroup Global Markets	COP	101,920	35,000	34,593	(407)
Expiring 04/12/17	Citigroup Global Markets	COP	95,469	33,000	32,403	(597)
Expiring 04/12/17	Citigroup Global Markets	COP	60,806	21,000	20,638	(362)
Czech Koruna,
Expiring 04/12/17	UBS AG	CZK	1,196	47,000	47,042	42
Euro,
Expiring 04/27/17	UBS AG	EUR	115	122,000	121,808	(192)
Expiring 04/27/17	UBS AG	EUR	90	95,000	95,220	220
Indian Rupee,
Expiring 03/17/17	Citigroup Global Markets	INR	13,618	203,000	203,634	634
Expiring 03/17/17	Citigroup Global Markets	INR	13,572	202,000	202,938	938
Israeli Shekel,
Expiring 04/21/17	Citigroup Global Markets	ILS	343	93,000	94,432	1,432
Expiring 04/21/17	UBS AG	ILS	256	70,000	70,444	444
Expiring 04/21/17	UBS AG	ILS	248	67,000	68,178	1,178
Japanese Yen,
Expiring 04/27/17	UBS AG	JPY	12,775	113,000	114,000	1,000
Expiring 04/27/17	UBS AG	JPY	9,768	86,000	87,164	1,164
Expiring 04/27/17	UBS AG	JPY	5,363	47,000	47,856	856
Expiring 04/27/17	UBS AG	JPY	2,237	20,000	19,958	(42)
Mexican Peso,
Expiring 03/08/17	Barclays Capital Group	MXN	713	35,000	35,466	466
Expiring 03/08/17	Citigroup Global Markets	MXN	66	3,030	3,290	260
Expiring 03/08/17	UBS AG	MXN	1,875	92,000	93,203	1,203
Expiring 03/08/17	UBS AG	MXN	1,063	52,000	52,850	850
New Taiwanese Dollar,
Expiring 03/08/17	Citigroup Global Markets	TWD	3,402	110,000	110,765	765
Expiring 03/08/17	UBS AG	TWD	3,380	110,000	110,062	62
New Zealand Dollar,
Expiring 04/12/17	Citigroup Global Markets	NZD	46	33,000	33,067	67
Expiring 04/12/17	UBS AG	NZD	67	48,000	47,902	(98)
Expiring 04/12/17	UBS AG	NZD	53	38,000	38,215	215
Expiring 04/12/17	UBS AG	NZD	49	35,000	35,221	221
Expiring 04/12/17	UBS AG	NZD	32	23,000	23,211	211

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at February 28, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Peruvian Nuevo Sol,
Expiring 04/27/17	Citigroup Global Markets	PEN	188	$57,000	$57,130	$130
Expiring 04/27/17	Citigroup Global Markets	PEN	184	56,000	56,095	95
Philippine Peso,
Expiring 04/12/17	Citigroup Global Markets	PHP	11,671	231,000	232,009	1,009
Expiring 04/12/17	Citigroup Global Markets	PHP	9,766	194,000	194,134	134
Expiring 04/12/17	Citigroup Global Markets	PHP	7,656	152,000	152,196	196
Expiring 04/12/17	UBS AG	PHP	5,166	103,000	102,703	(297)
Polish Zloty,
Expiring 04/21/17	UBS AG	PLN	119	29,000	29,129	129
Expiring 04/21/17	UBS AG	PLN	114	28,000	28,026	26
Russian Ruble,
Expiring 04/07/17	Citigroup Global Markets	RUB	3,145	54,000	53,364	(636)
Expiring 04/07/17	Citigroup Global Markets	RUB	3,113	53,000	52,830	(170)
Expiring 04/07/17	Citigroup Global Markets	RUB	2,726	47,000	46,259	(741)
Singapore Dollar,
Expiring 03/16/17	UBS AG	SGD	108	76,000	76,880	880
Expiring 03/16/17	UBS AG	SGD	95	67,000	68,042	1,042
Expiring 03/16/17	UBS AG	SGD	94	66,000	66,955	955
Swiss Franc,
Expiring 04/27/17	UBS AG	CHF	42	42,000	41,886	(114)
Expiring 04/27/17	UBS AG	CHF	23	23,000	23,079	79
Turkish Lira,
Expiring 05/08/17	UBS AG	TRY	451	120,000	121,583	1,583
Expiring 05/08/17	UBS AG	TRY	414	110,000	111,664	1,664

				$4,169,030	$4,185,135	16,105

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/12/17	UBS AG	AUD	61	$47,000	$46,921	$79
Expiring 04/12/17	UBS AG	AUD	44	34,000	33,903	97
British Pound,
Expiring 04/27/17	Citigroup Global Markets	GBP	100	126,448	124,260	2,188
Expiring 04/27/17	UBS AG	GBP	12	15,000	14,884	116
Expiring 04/27/17	UBS AG	GBP	12	15,000	14,933	67

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	25

Portfolio of Investments (continued)

as of February 28, 2017

Forward foreign currency exchange contracts outstanding at February 28, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Chilean Peso,
Expiring 04/12/17	Citigroup Global Markets	CLP	24,545	$38,000	$37,650	$350
Expiring 04/12/17	Citigroup Global Markets	CLP	23,850	37,000	36,585	415
Czech Koruna,
Expiring 04/12/17	UBS AG	CZK	1,887	74,000	74,202	(202)
Expiring 04/12/17	UBS AG	CZK	1,880	74,000	73,922	78
Expiring 04/12/17	UBS AG	CZK	606	24,000	23,826	174
Expiring 04/12/17	UBS AG	CZK	588	23,000	23,112	(112)
Euro,
Expiring 04/27/17	Citigroup Global Markets	EUR	1,508	1,624,781	1,602,331	22,450
Expiring 04/27/17	JPMorgan Chase	EUR	17	18,000	17,890	110
Expiring 04/27/17	UBS AG	EUR	83	88,000	88,410	(410)
Hungarian Forint,
Expiring 04/21/17	UBS AG	HUF	11,354	39,000	39,096	(96)
Expiring 04/21/17	UBS AG	HUF	11,319	39,000	38,977	23
Indonesian Rupiah,
Expiring 03/20/17	Citigroup Global Markets	IDR	3,941,200	295,000	294,853	147
Expiring 03/20/17	Citigroup Global Markets	IDR	3,909,676	292,000	292,494	(494)
Expiring 03/20/17	Citigroup Global Markets	IDR	1,326,105	99,000	99,210	(210)
Israeli Shekel,
Expiring 04/21/17	UBS AG	ILS	757	202,000	208,167	(6,167)
Expiring 04/21/17	UBS AG	ILS	621	166,000	170,917	(4,917)
Mexican Peso,
Expiring 03/08/17	JPMorgan Chase	MXN	546	24,756	27,166	(2,410)
New Taiwanese Dollar,
Expiring 03/08/17	Citigroup Global Markets	TWD	4,373	142,000	142,373	(373)
Expiring 03/08/17	Citigroup Global Markets	TWD	1,132	37,000	36,853	147
Expiring 03/08/17	Citigroup Global Markets	TWD	1,170	38,000	38,081	(81)
Expiring 03/08/17	UBS AG	TWD	4,174	136,000	135,909	91
Expiring 03/08/17	UBS AG	TWD	3,599	117,000	117,189	(189)
New Zealand Dollar,
Expiring 04/12/17	UBS AG	NZD	29	21,000	20,913	87
Norwegian Krone,
Expiring 04/21/17	UBS AG	NOK	1,071	128,000	127,765	235
Expiring 04/21/17	UBS AG	NOK	311	37,000	37,121	(121)
Expiring 04/21/17	UBS AG	NOK	217	26,000	25,920	80
Expiring 04/21/17	UBS AG	NOK	201	24,000	23,995	5
Philippine Peso,
Expiring 04/12/17	Citigroup Global Markets	PHP	23,558	469,000	468,298	702
Expiring 04/12/17	Citigroup Global Markets	PHP	18,346	366,000	364,688	1,312

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at February 28, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Polish Zloty,
Expiring 04/21/17	UBS AG	PLN	429	$105,000	$105,501	$(501)
Expiring 04/21/17	UBS AG	PLN	187	46,000	45,979	21
Expiring 04/21/17	UBS AG	PLN	180	44,000	44,146	(146)
South African Rand,
Expiring 04/07/17	UBS AG	ZAR	508	38,000	38,441	(441)
Expiring 04/07/17	UBS AG	ZAR	498	37,000	37,702	(702)
South Korean Won,
Expiring 03/21/17	Citigroup Global Markets	KRW	68,652	60,000	60,727	(727)
Swedish Krona,
Expiring 04/21/17	UBS AG	SEK	1,479	165,000	164,312	688
Expiring 04/21/17	UBS AG	SEK	392	44,000	43,512	488
Expiring 04/21/17	UBS AG	SEK	294	33,000	32,689	311
Expiring 04/21/17	UBS AG	SEK	279	31,000	31,012	(12)
Swiss Franc,
Expiring 04/27/17	Citigroup Global Markets	CHF	39	39,000	38,859	141
Expiring 04/27/17	UBS AG	CHF	271	271,000	271,043	(43)
Expiring 04/27/17	UBS AG	CHF	228	227,000	227,700	(700)
Expiring 04/27/17	UBS AG	CHF	65	65,000	65,097	(97)
Turkish Lira,
Expiring 05/08/17	UBS AG	TRY	126	34,000	33,874	126

				$6,174,985	$6,163,408	11,577

						$27,682

Credit default swap agreements outstanding at February 28, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2):
Ameriquest Home Equity^	03/30/17	1.500%	250	$20	$—	$20	Goldman Sachs & Co.
Ameriquest Home Equity^	03/30/17	1.500%	250	20	—	20	Goldman Sachs & Co.
Ameriquest Home Equity^	03/30/17	1.500%	250	10	—	10	Goldman Sachs & Co.
Ameriquest Home Equity^	03/30/17	1.500%	250	10	—	10	Goldman Sachs & Co.
Bank of America Prime Mortgage^	03/30/17	1.500%	250	10	—	10	Goldman Sachs & Co.
BSABS^	03/30/17	1.500%	250	20	—	20	Goldman Sachs & Co.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	27

Portfolio of Investments (continued)

as of February 28, 2017

Credit default swap agreements outstanding at February 28, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d):
BSABS^	03/30/17	1.500%	250	$10	$—	$10	Goldman Sachs & Co.
Chase Mortgage^	03/30/17	1.500%	250	20	—	20	Goldman Sachs & Co.
Chase Mortgage^	03/30/17	1.500%	250	10	—	10	Goldman Sachs & Co.
Chase Mortgage^	03/30/17	1.500%	250	10	—	10	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
COMM Mortgage Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
COMM Mortgage Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
COMM Mortgage Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
COMM Mortgage Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
COMM Mortgage Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
COMM Mortgage Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
COMM Mortgage Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
COMM Mortgage Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
Countrywide Home Equity^	03/30/17	1.500%	250	10	—	10	Goldman Sachs & Co.
GS Mortgage Securities Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
GS Mortgage Securities Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
GS Mortgage Securities Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
GS Mortgage Securities Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
GS Mortgage Securities Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
GS Mortgage Securities Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
GS Mortgage Securities Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
GS Mortgage Securities Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
GS Mortgage Securities Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
GSAMP Home Equity^	03/30/17	1.500%	250	20	—	20	Goldman Sachs & Co.
IndyMac Subprime Mortgage^	03/30/17	1.500%	250	20	—	20	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.

See Notes to Financial Statements.

28

Credit default swap agreements outstanding at February 28, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d):
JPMBB Commercial Mortgage Securities Trust^	03/27/17	1.500%	106	$149	$—	$149	Goldman Sachs & Co.
Lehman Home Equity^	03/30/17	1.500%	250	10	—	10	Goldman Sachs & Co.
Long Beach Home Equity^	03/30/17	1.500%	250	20	—	20	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
Morgan Stanley Home Equity^	03/30/17	1.500%	250	20	—	20	Goldman Sachs & Co.
New Century Home Equity^	03/30/17	1.500%	250	10	—	10	Goldman Sachs & Co.
New Century Home Equity^	03/30/17	1.500%	250	20	—	20	Goldman Sachs & Co.
New Century Home Equity^	03/30/17	1.500%	250	10	—	10	Goldman Sachs & Co.
New Century Home Equity^	03/30/17	1.500%	250	20	—	20	Goldman Sachs & Co.
Option One Home Equity^	03/30/17	1.500%	250	20	—	20	Goldman Sachs & Co.
UBS Barclays Commercial Mortgage Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
Wells Fargo Home Equity^	03/30/17	1.500%	250	20	—	20	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	03/27/17	1.500%	106	149	—	149	Goldman Sachs & Co.

				$4,363	$—	$4,363

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	29

Portfolio of Investments (continued)

as of February 28, 2017

Credit default swap agreements outstanding at February 28, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2017(5)	Value at Trade Date	Value at February 28, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	80	0.966%	$(6,044)	$270	$6,314
AT&T, Inc.	06/20/21	1.000%	80	0.745%	565	992	427
Barrick Gold Corp.	06/20/21	1.000%	80	0.767%	(2,093)	921	3,014
Devon Energy Corp.	06/20/20	1.000%	80	0.660%	(6,615)	1,028	7,643
Eastman Chemical Co.	06/20/21	1.000%	80	0.553%	757	1,657	900

					$(13,430)	$4,868	$18,298

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Deutsche Bank AG	06/20/17	1.000%	280	0.538%	$1,012	$(4,546)	$5,558	BNP Paribas
Federal Republic of Brazil	09/20/18	1.000%	250	0.896%	896	(10,409)	11,305	Barclays Capital Group
Husky Energy, Inc.	06/20/20	1.000%	80	0.975%	222	(3,294)	3,516	Morgan Stanley
Italy Government	09/20/20	1.000%	250	1.651%	(4,968)	(1,571)	(3,397)	Barclays Capital Group
Kingdom of Saudi Arabia	12/20/21	1.000%	150	0.982%	419	(3,057)	3,476	Barclays Capital Group
Petroleo Brasileiro SA	06/20/18	1.000%	100	1.157%	(6)	(7,667)	7,661	Morgan Stanley
Petroleos Mexicanos	06/20/23	1.000%	550	3.022%	(59,713)	(71,287)	11,574	BNP Paribas
Republic of Hungary	09/20/20	1.000%	250	0.838%	1,888	(5,867)	7,755	Barclays Capital Group
Republic of Indonesia	09/20/20	1.000%	250	0.979%	676	(10,117)	10,793	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%	250	0.627%	3,712	227	3,485	Barclays Capital Group
Republic of South Africa	09/20/20	1.000%	250	1.447%	(3,329)	(13,677)	10,348	Barclays Capital Group
Russian Federation	09/20/18	1.000%	250	0.476%	2,527	(14,893)	17,420	Barclays Capital Group
United Mexican States	09/20/20	1.000%	250	1.047%	88	(4,392)	4,480	Barclays Capital Group

					$(56,576)	$(150,550)	$93,974

See Notes to Financial Statements.

30

Credit default swap agreements outstanding at February 28, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 28, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.27.V2	12/20/21	5.000%	2,426	$(172,089)	$(211,247)	$(39,158)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%	5,000	$83,459	$32,458	$51,001	Credit Suisse First Boston Corp.

OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	1,000	$(16,692)	$(13,015)	$(3,677)	Morgan Stanley
CMBX.NA.6.AA	05/11/63	1.500%	1,000	(16,692)	(33,444)	16,752	JPMorgan Chase
CMBX.NA.6.AA	05/11/63	1.500%	3,000	(50,075)	12,886	(62,961)	UBS AG

				$(83,459)	$(33,573)	$(49,886)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	31

Portfolio of Investments (continued)

as of February 28, 2017

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at February 28, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
540	3 Month LIBOR	EUR	500	(0.216)%	JPMorgan Chase	03/21/23	$(4,010)	$ —	$(4,010)

Interest rate swap agreements outstanding at February 28, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
AUD	60	10/26/18	1.765%	3 Month BBSW(1)	$—	$76	$76
AUD	90	10/27/18	1.793%	3 Month BBSW(1)	—	83	83
AUD	50	10/26/21	2.115%	6 Month BBSW(2)	—	(673)	(673)
AUD	70	10/27/21	2.125%	6 Month BBSW(2)	—	(901)	(901)
AUD	95	10/27/21	2.173%	6 Month BBSW(2)	(19)	(1,055)	(1,036)
AUD	150	11/29/21	2.458%	6 Month BBSW(2)	(3)	(211)	(208)
AUD	20	10/27/26	2.355%	6 Month BBSW(1)	—	775	775
EUR	210	02/27/19	(0.328%)	1 Day EONIA(1)	—	(22)	(22)
EUR	80	03/02/21	(0.318%)	1 Day EONIA(1)	—	254	254
EUR	165	10/06/21	(0.385%)	1 Day EONIA(1)	—	1,604	1,604
EUR	225	12/06/21	0.095%	6 Month EURIBOR(1)	—	(615)	(615)
EUR	100	08/04/24	1.054%	1 Day EONIA(1)	(4,556)	(8,284)	(3,728)
EUR	150	02/23/26	0.324%	1 Day EONIA(1)	(4,893)	26	4,919
EUR	275	10/06/26	0.061%	1 Day EONIA(1)	—	9,145	9,145
MXN	2,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	(4)	(9,770)	(9,766)
MXN	2,530	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(1,994)	(672)	1,322
	2,500	08/05/17	0.900%	3 Month LIBOR(1)	—	3,194	3,194
	4,080	09/09/17	0.539%	1 Day USOIS(1)	553	6,486	5,933
	1,350	10/21/17	0.590%	1 Day USOIS(1)	—	2,418	2,418
	1,350	11/01/17	0.639%	1 Day USOIS(1)	—	1,978	1,978
	2,690	11/14/17	0.675%	1 Day USOIS(1)	(245)	3,584	3,829

See Notes to Financial Statements.

32

Interest rate swap agreements outstanding at February 28, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d):
3,100	11/19/17	0.942%	3 Month LIBOR(1)	$—	$(554)	$(554)
1,345	11/22/17	0.716%	1 Day USOIS(1)	—	1,440	1,440
2,000	08/05/18	1.205%	3 Month LIBOR(1)	—	6,538	6,538
1,350	11/17/18	1.080%	1 Day USOIS(1)	—	3,676	3,676
2,025	11/18/18	0.911%	1 Day USOIS(1)	(116)	6,939	7,055
1,700	11/18/18	1.207%	3 Month LIBOR(1)	—	3,417	3,417
890	11/22/18	1.297%	3 Month LIBOR(1)	—	359	359
2,000	08/05/20	1.655%	3 Month LIBOR(1)	—	10,907	10,907
1,500	11/06/20	1.572%	3 Month LIBOR(1)	—	8,925	8,925
235	05/31/21	1.849%	3 Month LIBOR(2)	—	(814)	(814)
235	05/31/21	1.948%	3 Month LIBOR(2)	—	126	126
360	05/31/21	1.953%	3 Month LIBOR(2)	810	234	(576)
2,320	08/05/22	1.958%	3 Month LIBOR(1)	(788)	8,172	8,960
239	11/15/23	2.209%	3 Month LIBOR(1)	—	(798)	(798)
850	08/05/25	2.234%	3 Month LIBOR(1)	—	635	635
180	11/06/25	2.116%	3 Month LIBOR(1)	—	1,110	1,110
190	11/22/26	2.198%	3 Month LIBOR(1)	—	975	975
90	07/21/45	2.880%	3 Month LIBOR(1)	—	(5,780)	(5,780)
45	09/27/46	1.380%	1 Day USOIS(1)	—	7,379	7,379

				$(11,255)	$60,306	$71,561

Cash of $450,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at February 28, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	33

Portfolio of Investments (continued)

as of February 28, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,796,606	$529,700
Non-Residential Mortgage-Backed Securities	—	746,594	—
Residential Mortgage-Backed Securities	—	1,419,296	—
Commercial Mortgage-Backed Securities	—	1,115,900	—
Corporate Bonds	—	12,814,280	—
Foreign Government Bonds	—	374,541	—
Non-Corporate Foreign Agencies	—	595,864	—
Residential Mortgage-Backed Securities	—	4,581,391	453,963
U.S. Treasury Obligations	—	217,643	—
Common Stock	43,301	—	—
Preferred Stocks	—	149,600	—
Affiliated Mutual Funds	4,093,064	—	—
Repurchase Agreement	—	500,000	—
Other Financial Instruments*
Futures Contracts	6,163	—	—
OTC Forward Foreign Currency Exchange Contracts	—	27,682	—
OTC Credit Default Swap Agreements	—	(56,576)	4,363
Centrally Cleared Credit Default Swap Agreements	—	(20,860)	—
OTC Currency Swap Agreement	—	(4,010)	—
Centrally Cleared Interest Rate Swap Agreements	—	71,561	—

Total	$4,142,528	$24,329,512	$988,026

See Notes to Financial Statements.

34

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligations	Residential Mortgage- Backed Securities	Forward Rate Agreements	Credit Default Swap Agreements
Balance as of 02/29/16	$—	$867,092	$(190)	$—
Realized gain (loss)	—	18	—	—
Change in unrealized appreciation (depreciation)**	(10,648)	(67)	190	4,363
Purchases/Exchanges/Issuances	540,348	455,581	—	—
Sales/Paydowns	—	(1,637)	—	—
Accrued discount/premium	—	68	—	—
Transfers out of Level 3	—	(867,092)	—	—

Balance as of 02/28/17	$529,700	$453,963	$—	$4,363

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(6,352) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board which contain unobservable inputs as:

Level 3 Securities	Fair Value as of February 28, 2017	Valuation Method	Unobservable Inputs	Range (Weighted Average)
Asset-Backed Securities—Collateralized Loan Obligations	$529,700	Pricing at Cost	Unadjusted Purchase Price	$105.94
Residential Mortgage-Backed Securities	255,463	Market Approach	Single Broker Indicative Quote	$98.88
Residential Mortgage-Backed Securities	198,500	Pricing at Cost	Unadjusted Purchase Price	$99.25
Credit Default Swap Agreements	4,363	Market Approach	Single Broker Indicative Quote	$0.00-$0.14	($0.05)

	$988,026

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$867,092	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	35

Portfolio of Investments (continued)

as of February 28, 2017

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2017 were as follows (unaudited):

Residential Mortgage-Backed Securities	21.6%
Affiliated Mutual Funds (including 3.0% of collateral for securities on loan)	13.7
Collateralized Loan Obligations	7.8
Banks	5.1
Commercial Mortgage-Backed Securities	3.7
Healthcare-Services	3.6
Electric	2.7
Media	2.7
Software	2.5
Non-Residential Mortgage-Backed Securities	2.5
Home Builders	2.2
Food	2.2
Retail	2.2
Pharmaceuticals	2.2
Telecommunications	2.1
Entertainment	2.1
Non-Corporate Foreign Agencies	2.0
Repurchase Agreement	1.7
Chemicals	1.6
Commercial Services	1.5
Foreign Government Bonds	1.3
Environmental Control	1.2
Semiconductors	1.2
Lodging	1.0%
Mining	1.0
U.S. Treasury Obligations	0.7
Miscellaneous Manufacturing	0.7
Leisure Time	0.7
Auto Manufacturers	0.6
Independent Power & Renewable Electricity Producers	0.5
Diversified Financial Services	0.5
Oil & Gas	0.5
Auto Parts & Equipment	0.4
Healthcare-Products	0.4
Advertising	0.4
Household Products/Wares	0.4
Transportation	0.3
Distribution/Wholesale	0.3
Building Materials	0.3
Computers	0.2
Oil, Gas & Consumable Fuels	0.1
Containers & Packaging	0.1

98.5
Other assets in excess of liabilities	1.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$18,298	*	Due from/to broker—variation margin swaps	$39,158	*
Credit contracts	Premiums paid for OTC swap agreements	45,571		Premiums received for OTC swap agreements	197,236
Credit contracts	Unrealized appreciation on OTC swap agreements	169,487		Unrealized depreciation on OTC swap agreements	70,035

See Notes to Financial Statements.

36

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$52,955		Unrealized depreciation on OTC forward foreign currency exchange contracts	$25,273
Interest rate contracts	Due from/to broker—variation margin futures	17,710	*	Due from/to broker—variation margin futures	11,547	*
Interest rate contracts	Due from/to broker—variation margin swaps	97,032	*	Due from/to broker—variation margin swaps	25,471	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	4,010

Total		$401,053			$372,730

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended February 28, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Forward Rate Agreements	Swaps	Total
Credit contracts	$16,761	$178,026	$—	$—	$—	$232,275	$427,062
Equity contracts	(17,500)	10,000	—	—	—	—	(7,500)
Foreign exchange contracts	—	—	—	71,591	—	—	71,591
Interest rate contracts	(16,019)	5,266	(14,144)	—	854	(160,849)	(184,892)

Total	$(16,758)	$193,292	$(14,144)	$71,591	$854	$71,426	$306,261

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Forward Rate Agreements	Swaps	Total
Credit contracts	$73,678	$(102,479)	$—	$—	$—	$297,667	$268,866
Foreign exchange contracts	—	—	—	23,115	—	—	23,115
Interest rate contracts	—	(800)	7,753	—	190	435,861	443,004

Total	$73,678	$(103,279)	$7,753	$23,115	$190	$733,528	$734,985

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	37

Portfolio of Investments (continued)

as of February 28, 2017

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the year ended February 28, 2017, the average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)
$43,068	$8,108,319	$4,681,747	$4,222,877	$837,015	$1,827,452

Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$4,505,200	$18,996,800	$189,800	$600,000	$27,357,464	$138,000

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into other financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and other financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$876,719	$(876,719)	$—
Repurchase Agreement	500,000	(500,000)	—

	$1,376,719

See Notes to Financial Statements.

38

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Barclays Capital Group	$69,755	$(67,380)	$—	$2,375
BNP Paribas	17,132	(17,132)	—	—
Citigroup Global Markets	35,072	(5,385)	—	29,687
Credit Suisse First Boston Corp.	83,459	—	—	83,459
Goldman Sachs & Co.	4,363	—	—	4,363
JPMorgan Chase	16,862	(16,862)	—	—
Morgan Stanley	11,177	(11,177)	—	—
UBS AG	30,193	(30,193)	—	—

	$268,013

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Barclays Capital Group	$(67,380)	$67,380	$—	$—
BNP Paribas	(75,833)	17,132	—	(58,701)
Citigroup Global Markets	(5,385)	5,385	—	—
Credit Suisse First Boston Corp.	—	—	—	—
Goldman Sachs & Co.	—	—	—	—
JPMorgan Chase	(39,864)	16,862	—	(23,002)
Morgan Stanley	(27,653)	11,177	—	(16,476)
UBS AG	(80,439)	30,193	10,000	(40,246)

	$(296,554)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amount represents market value.
(4)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	39

Statement of Assets & Liabilities

as of February 28, 2017

Assets
Investments at value, including securities on loan of $876,719:
Unaffiliated investments (cost $24,770,680)	$25,338,679
Affiliated investments (cost $4,092,986)	4,093,064
Foreign currency, at value (cost $29,366)	30,203
Cash segregated for counterparty—OTC	855,000
Deposit with broker for futures	129,188
Deposit with broker for centrally cleared swaps	450,000
Dividends and Interest receivable	296,946
Receivable for investments sold	214,131
Unrealized appreciation on OTC swap agreements	169,487
Receivable for Fund shares sold	82,517
Unrealized appreciation on OTC forward foreign currency exchange contracts	52,955
Premium paid for OTC swap agreements	45,571
Due from broker—variation margin swaps	1,346
Due from broker—variation margin futures	1,117
Prepaid expenses	457

Total assets	31,760,661

Liabilities
Payable to broker for collateral for securities on loan	897,235
Payable for investments purchased	616,506
Premium received for OTC swap agreements	197,236
Unrealized depreciation on OTC swap agreements	74,045
Accrued expenses and other liabilities	37,511
Unrealized depreciation on OTC forward foreign currency exchange contracts	25,273
Payable for Fund shares reacquired	20,868
Management fee payable	15,451
Distribution fee payable	355
Affiliated transfer agent fee payable	95
Dividends payable	79

Total liabilities	1,884,654

Net Assets	$29,876,007

Net assets were comprised of:
Common stock, at par	$2,944
Paid-in capital in excess of par	29,424,374

29,427,318
Undistributed net investment income	54,337
Accumulated net realized loss on investment and foreign currency transactions	(365,042)
Net unrealized appreciation on investments and foreign currencies	759,394

Net assets, February 28, 2017	$29,876,007

See Notes to Financial Statements.

40

Class A
Net asset value and redemption price per share, ($410,142 ÷ 40,394 shares of common stock issued and outstanding)	$10.15
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price to public	$10.63

Class C
Net asset value, offering price and redemption price per share,
($412,558 ÷ 40,683 shares of common stock issued and outstanding)	$10.14

Class Z
Net asset value, offering price and redemption price per share,
($29,053,307 ÷ 2,862,564 shares of common stock issued and outstanding)	$10.15

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	41

Statement of Operations

Year Ended February 28, 2017

Net Investment Income (Loss)
Income
Interest income	$1,271,181
Unaffiliated dividend income	33,594
Affiliated dividend income	14,809
Income from securities lending, net (including affiliated income of $134)	701

Total income	1,320,285

Expenses
Management fee	214,459
Distribution fee—Class A	289
Distribution fee—Class C	1,567
Custodian and accounting fees	83,000
Audit fee	56,000
Registration fees	36,000
Shareholders’ reports	30,000
Legal fees and expenses	15,000
Trustee’s fees	8,000
Insurance expenses	1,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	400
Miscellaneous	3,584

Total expenses	449,299
Less: Management fee waiver and/or expense reimbursement	(206,200)

Net expenses	243,099

Net investment income (loss)	1,077,186

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6))	181,757
Futures transactions	(14,144)
Options written transactions	193,292
Forward rate agreements	854
Swap agreements transactions	71,426
Foreign currency transactions	82,801

515,986

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $78)	1,681,671
Futures	7,753
Options written	(103,279)
Forward rate agreements	190
Swap agreements	733,528
Foreign currencies	34,349

2,354,212

Net gain (loss) on investment and foreign currency transactions	2,870,198

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,947,384

See Notes to Financial Statements.

42

Statement of Changes in Net Assets

	Year Ended February 28, 2017	July 9, 2015* through February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,077,186	$565,782
Net realized gain (loss) on investment and foreign currency transactions	515,986	(65,836)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,354,212	(1,594,818)

Net increase (decrease) in net assets resulting from operations	3,947,384	(1,094,872)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(5,716)	(266)
Class C	(6,662)	(258)
Class Z	(1,344,705)	(626,801)

	(1,357,083)	(627,325)

Distributions from net realized gains
Class A	(3,592)	—
Class C	(4,826)	—
Class Z	(419,943)	—

	(428,361)	—

Fund share transactions (Note 6)
Net proceeds from shares sold	1,999,195	25,054,472
Net asset value of shares issued in reinvestment of dividends and distributions	1,784,579	627,313
Cost of shares reacquired	(24,439)	(4,856)

Net increase (decrease) in net assets from Fund share transactions	3,759,335	25,676,929

Total increase (decrease)	5,921,275	23,954,732

Net Assets:
Beginning of period	23,954,732	—

End of period(a)	$29,876,007	$23,954,732

(a) Includes undistributed net investment income of:	$54,337	$8,969

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	43

Notes to Financial Statements

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of six investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential QMA Global Tactical Allocation Fund, Prudential QMA Strategic Value Fund, Prudential Real Assets Fund, Prudential Global Absolute Return Bond Fund and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential Unconstrained Bond Fund.

The investment objective of the Fund is to seek positive return over the long term, regardless of market conditions.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the

44

last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Prudential Unconstrained Bond Fund	45

Notes to Financial Statements (continued)

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

46

under the guidelines adopted by the Trustees of the Fund. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

CAS and STACR: The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities market.

Prudential Unconstrained Bond Fund	47

Notes to Financial Statements (continued)

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts.

48

This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable

Prudential Unconstrained Bond Fund	49

Notes to Financial Statements (continued)

interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund may be subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

50

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Prudential Unconstrained Bond Fund	51

Notes to Financial Statements (continued)

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Currency Swaps: The Fund may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined

52

based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 28, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination. Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain

Prudential Unconstrained Bond Fund	53

Notes to Financial Statements (continued)

(loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than distribution fees, which are charged directly to the respective class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain

54

books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $2.5 billion, .775% of average daily net assets from $2.5 billion to $5 billion, and ..75% of average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursement was .80% of the Fund’s average daily net assets for the year ended February 28, 2017. The effective management fee rate, net of waivers and/or expense reimbursement was .03%.

PGIM Investments has contractually agreed through June 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .90% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services (“PIMS”) who acts as the distributor of Class A, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at the annual rate of .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $8,470 in front-end sales charges resulting from sales of Class A shares during the year ended February 28, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the year ended February 28, 2017, they did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM, Inc., PGIM Investments and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Unconstrained Bond Fund	55

Notes to Financial Statements (continued)

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between and investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended February 28, 2017, PGIM, Inc. was compensated $85 for managing the Fund’s securities lending cash collateral through its subadvisory services to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the year ended February 28, 2017, were $13,913,321 and $12,732,462, respectively.

Options written transactions in options written during the year ended February 28, 2017, were as follows:

	Notional Amount (000)#	Premiums Received
Balance at beginning of year	38,420,000	$219,374
Written options	79,500	15,284
Expired options	(17,456,500)	(64,026)
Closed options	(21,043,000)	(170,632)

Balance at end of year	—	$—

56

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment and foreign currency transactions. For the year ended February 28, 2017, the adjustments were to increase undistributed net investment income and increase accumulated net realized loss on investment and foreign currency transactions by $325,265 due to differences in the treatment for book and tax purposes of foreign currency gains (losses), premium amortization, paydown gains (losses), swaps and other book to tax differences. Net investment income, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by this change.

For the year ended February 28, 2017, the tax character of dividends paid by the Fund were $1,745,733 of ordinary income and $39,711 of long-term capital gains. For the period ended February 29, 2016, the tax character of dividends paid by the Fund was $627,325 of ordinary income.

As of February 28, 2017, the accumulated undistributed earnings on a tax basis was $83,852 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the total net unrealized appreciation as of February 28, 2017, were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustment	Total Net Unrealized Appreciation
$28,957,607	$975,315	$(501,179)	$474,136	$172,353	$646,489

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of premium amortization for book and tax purposes. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of swaps, options, futures contracts and foreign currencies.

The Fund utilized approximately $50,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended February 28, 2017.

The Fund elected to treat post-October capital losses of approximately $274,000 as having been incurred in the following fiscal year (February 28, 2018).

Prudential Unconstrained Bond Fund	57

Notes to Financial Statements (continued)

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase Class A shares in the amount of $1 million or more and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The CDSC is waived for purchases by certain retirement and/or benefits plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of February 28, 2017, Prudential owned 1,091 shares of Class A, 1,078 shares of Class C and 2,739,978 shares of Class Z of the Fund. At reporting period end, one shareholder of record held 93% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Class A	Shares	Amount
Year ended February 28, 2017:
Shares sold	38,521	$388,894
Shares issued in reinvestment of dividends and distributions	839	8,443
Shares reacquired	(1,005)	(10,182)

Net increase (decrease) in shares outstanding	38,355	$387,155

Period ended February 29, 2016*:
Shares sold	2,011	$19,472
Shares issued in reinvestment of dividends and distributions	28	266

Net increase (decrease) in shares outstanding	2,039	$19,738

58

Class C	Shares	Amount
Year ended February 28, 2017:
Shares sold	38,545	$389,506
Shares issued in reinvestment of dividends and distributions	1,142	11,488
Shares reacquired	(24)	(244)

Net increase (decrease) in shares outstanding	39,663	$400,750

Period ended February 29, 2016*:
Shares sold	1,507	$15,000
Shares issued in reinvestment of dividends and distributions	25	246
Shares reacquired	(512)	(4,813)

Net increase (decrease) in shares outstanding	1,020	$10,433

Class Z
Year ended February 28, 2017:
Shares sold	120,833	$1,220,795
Shares issued in reinvestment of dividends and distributions	176,014	1,764,648
Shares reacquired	(1,385)	(14,013)

Net increase (decrease) in shares outstanding	295,462	$2,971,430

Period ended February 29, 2016*:
Shares sold	2,502,071	$25,020,000
Shares issued in reinvestment of dividends and distributions	65,036	626,801
Shares reacquired	(5)	(43)

Net increase (decrease) in shares outstanding	2,567,102	$25,646,758

*	Commencement of operations was July 9, 2015.

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the year ended February 28, 2017.

Prudential Unconstrained Bond Fund	59

Notes to Financial Statements (continued)

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

60

Financial Highlights

Class A Shares
	Year Ended February 28, 2017	July 9, 2015(f) through February 29, 2016(b)
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.37	.21
Net realized and unrealized gain (loss) on investments	1.09	(.66)
Total from investment operations	1.46	(.45)
Less Dividends and Distributions:
Dividends from net investment income	(.48)	(.23)
Distributions from net realized gains on investments	(.15)	-
Total dividends and distributions	(.63)	(.23)
Net asset value, end of period	$10.15	$9.32
Total Return(a)	16.01%	(4.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$410	$19
Average net assets (000)	$116	$11
Ratios to average net assets(c):
Expense after waivers and/or and expense reimbursement	1.15%	1.18%	(d)
Expense before waivers and/or expense reimbursement	1.77%	2.75%	(d)
Net investment income (loss)	3.69%	3.37%	(d)
Portfolio turnover rate	62%	38%	(e)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	61

Financial Highlights (continued)

Class C Shares
	Year Ended February 28, 2017	July 9, 2015(f) through February 29, 2016(b)
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.29	.17
Net realized and unrealized gain (loss) on investments	1.09	(.67)
Total from investment operations	1.38	(.50)
Less Dividends and Distributions:
Dividends from net investment income	(.40)	(.19)
Distributions from net realized gains on investments	(.15)	-
Total dividends and distributions	(.55)	(.19)
Net asset value, end of period	$10.14	$9.31
Total Return(a)	15.13%	(5.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$413	$9
Average net assets (000)	$157	$13
Ratios to average net assets(c):
Expense after waivers and/or and expense reimbursement	1.90%	1.90%	(d)
Expense before waivers and/or expense reimbursement	2.56%	3.50%	(d)
Net investment income (loss)	2.86%	2.72%	(d)
Portfolio turnover rate	62%	38%	(e)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

62

Class Z Shares
	Year Ended February 28, 2017	July 9, 2015(f) through February 29, 2016(b)
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.40	.22
Net realized and unrealized gain (loss) on investments	1.09	(.65)
Total from investment operations	1.49	(.43)
Less Dividends and Distributions:
Dividends from net investment income	(.51)	(.25)
Distributions from net realized gains on investments	(.15)	-
Total dividends and distributions	(.66)	(.25)
Net asset value, end of period	$10.15	$9.32
Total Return(a)	16.30%	(4.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,053	$23,926
Average net assets (000)	$26,535	$24,501
Ratios to average net assets(c):
Expense after waivers and/or and expense reimbursement	.90%	.90%	(d)
Expense before waivers and/or expense reimbursement	1.67%	2.50%	(d)
Net investment income (loss)	4.03%	3.59%	(d)
Portfolio turnover rate	62%	38%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	63

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 3:

We have audited the accompanying statement of assets and liabilities of Prudential Unconstrained Bond Fund (the “Fund”), one of the six series constituting Prudential Investment Portfolios 3, including the portfolio of investments, as of February 28, 2017, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for the year then ended and the period from July 9, 2015 (commencement of operations) to February 29, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2017, and the results of its operations, the changes in its net assets and the financial highlights for each of the years or periods described in the first paragraph, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 18, 2017

64

Federal Income Tax Information (unaudited)

We are advising you that during the year ended February 28, 2017, the Fund reports the maximum amount allowed per share but not less than $0.01 for Class A, C and Z shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended February 28, 2017, the Fund reports the maximum amount allowable but not less than 57.26% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2018, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of the dividends and distributions received by you in calendar year 2017.

Prudential Unconstrained Bond Fund	65

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (59) Board Member Portfolios Overseen: 88	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (64) Board Member Portfolios Overseen: 88	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (64) Board Member Portfolios Overseen: 88	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Unconstrained Bond Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (60) Board Member & Independent Chair Portfolios Overseen: 88	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (71) Board Member Portfolios Overseen: 88	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (73) Board Member & Independent Vice Chair Portfolios Overseen: 88	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (73) Board Member Portfolios Overseen: 88	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Visit our website at pgiminvestments.com

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (54) Board Member & President Portfolios Overseen: 88	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (43) Board Member & Vice President Portfolios Overseen: 88	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (57) Board Member Portfolios Overseen: 86	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

(1) The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 2000; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Unconstrained Bond Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (61) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (59) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (58) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (42) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Visit our website at pgiminvestments.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Andrew R. French (54) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Theresa C. Thompson (54) Deputy Chief Compliance Officer	Vice President, Compliance, PGIM Investments LLC (since April 2004); and Director, Compliance, PGIM Investments LLC (2001-2004).	Since 2008
Charles H. Smith (43) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since 2016
M. Sadiq Peshimam (53) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (58) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (49) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (55) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (48) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
∎	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

Prudential Unconstrained Bond Fund

∎	“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Unconstrained Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL UNCONSTRAINED BOND FUND

SHARE CLASS	A	C	Z
NASDAQ	PUCAX	PUCCX	PUCZX
CUSIP	74440K678	74440K660	74440K652

MF231E

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended February 28, 2017 and February 29, 2016, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $153,551 and $162,336 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended February 28, 2017 and February 29, 2016: none.

(c) Tax Fees

For the fiscal years ended February 28, 2017 and February 29, 2016: none.

(d) All Other Fees

For the fiscal years ended February 28, 2017 and February 29, 2016: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended February 28, 2017 and February 29, 2016: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended February 28, 2017 and February 29, 2016 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 21, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 21, 2017